UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2023

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

August 31, 2023

ANNUAL REPORT

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Letter to Shareholders	1
Management’s Discussion and Analysis of Fund Performance	3
Schedules of Investments	19
Glossary	95
Statements of Assets and Liabilities	96
Statements of Operations	98
Statements of Changes in Net Assets	100
Financial Highlights	103
Notes to Financial Statements	105
Report of Independent Registered Public Accounting Firm	117
Trustees and Officers of the Trust	118
Disclosure of Fund Expenses	122
Review of Liquidity Risk Management Program	124
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	125
Notice to Shareholders	128

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

August 31, 2023 (Unaudited)

To our shareholders:

During 12-month reporting period ending August 31, 2023, the broad municipal (muni) bond market, as measured by the Bloomberg U.S. Municipal Bond Index, posted a modest gain of 1.70% despite several bouts of volatility. Muni bonds declined sharply during the first two months of the reporting period before staging a rally, then experienced mixed performance over the remainder of the period.

While inflationary pressures moderated from peak levels, inflation remained well above the Federal Reserve’s (Fed) 2% inflation target and resulted in the Fed raising the federal-funds rate to 5.25% - 5.50%, a multi-decade high. The highly anticipated recession did not materialize, with a resilient U.S. consumer propelling growth above expectations. Stronger growth and persistent inflation pushed yields higher as the market gradually came to believe that the Fed was committed to raising rates higher and holding them there for longer than the market had originally forecast. Ten-year AAA municipal yields rose 34 basis points to a yield of 2.93% to end the period, while two-year AAA municipal yields rose 86 points to 3.14%, leaving the municipal yield curve inverted for the first time in several decades. While municipal yields were higher, they rose in a smaller magnitude than comparable Treasury bonds, enabling municipals to outperform Treasurys. For comparison, for the one year period ending August 31, 2023, the Bloomberg U.S. Municipal Bond Index returned 1.70% versus -1.19% for the Bloomberg U.S. Aggregate Bond Index.

The tone of the municipal market dramatically improved after tax-loss selling during calendar year 2022. Cash flows into municipal bonds turned positive and issuance continued to decline, the result of robust tax receipts and federal aid that continued to buffer municipal finances. Additionally, higher interest rates negated the ability of issuers to refinance their outstanding debt to reduce costs.

Credit quality continues to improve, with rating upgrades continuing to exceed downgrades. While not an immediate credit concern, some municipalities have begun to run budget deficits, but this is more than offset by sizeable rainy day funds which will support them over the near term. From a credit perspective, lower-quality BBB bonds outperformed higher-quality AAA bonds. Longer-term bonds outperformed shorter-term bonds, despite the uptick in yields with the municipal yield curve inverting. Revenue bonds outperformed general obligation bonds, with pre-refunded bonds trailing.

On behalf of SEI, I want to thank you for your confidence in the SEI Tax Exempt Trust. We are dedicated to helping our investors reach their long-term objectives, and we look forward to serving your investment needs in the future.

Sincerely,

James Smigiel

Chief Investment Officer

This commentary and the subsequent manager discussions of fund performance may contain the opinion of the manager regarding current market conditions, but should not be relied upon as research or investment advice and is for educational purposes only.

SEI Tax Exempt Trust

LETTER TO SHAREHOLDERS (Concluded)

August 31, 2023 (Unaudited)

Index Definitions

Bloomberg U.S. Aggregate Bond Index: tracks the performance of U.S. securities in Treasury, government-related, corporate, and securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Bloomberg U.S. Municipal Bond Index: measures the performance of the U.S. municipal tax-exempt investment-grade bond market.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Intermediate-Term Municipal Fund

I. Objective

The STET Intermediate-Term Municipal Fund (the Fund) seeks to provide the highest level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisors as of August 31, 2023: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie); Insight North America LLC (Insight); and Wellington Management Company LLP (Wellington).

III. Returns

For the full year ended August 31, 2023, the Intermediate-Term Municipal Fund, Class F, returned 1.11%. The Fund’s benchmark—the Bloomberg 3-15 Year Municipal Blend Index, which tracks the performance of municipal bonds with remaining maturities between 3 and 15 years—returned 1.68%.

IV. Performance Discussion

As noted in the Shareholder letter, the 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve remained closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

Fund performance for the reporting period benefited from an overweight allocation to revenue bonds over general obligation (GO) bonds. Security selection within the transportation and tobacco sectors contributed to performance, while selection within utilities detracted. An overweight to BBB rated municipals, which as noted in the shareholder letter outperformed higher-quality municipals, bolstered Fund performance. A slightly longer duration posture hampered performance, while positioning along the yield curve had a positive impact. An allocation to high-yield municipals, which underperformed investment-grade bonds, detracted from Fund performance for the reporting period, while selection within lower-rated credits was a contributor.

Among the Fund’s managers, Insight outperformed during the reporting period due to an overweight allocation to revenue bonds and security selection within tax-backed and transportation bonds. Wellington outperformed, benefiting from selection within the transportation sector, as well as overweights to BBB rated issues and revenue bonds. Macquarie’s underperformance for the period was attributable to a longer duration posture and selection within Puerto

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

Rico. Selection within the tobacco sector contributed positively to performance for the period.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Intermediate-Term Municipal Fund, Class F	1.11%	-1.21%	1.30%	2.22%	4.11%
Intermediate-Term Municipal Fund, Class Y	1.37%	-0.96%	1.57%	2.43%	4.17%
Bloomberg 3-15 Year Municipal Blend Index[3]	1.68%	-0.99%	1.65%	2.53%	N/A*

* The Bloomberg 3-15 Year Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class F and Class Y, versus the Bloomberg 3-15 Year Municipal Blend Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 5, 1989. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

The Bloomberg 3-15 Year Municipal Blend Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Short Duration Municipal Fund

I. Objective

The STET Short Duration Municipal Fund (the Fund) seeks to provide a high level of income exempt from federal income tax consistent with the preservation of capital.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisors as of August 31, 2023: Allspring Global Investments, LLC (Allspring); Neuberger Berman Investment Advisers LLC (Neuberger); and Western Asset Management Company (Western).

III. Returns

For the full year ended August 31, 2023, the Short Duration Municipal Fund, Class F, returned 1.87%. The Fund’s benchmark—the Bloomberg 1 Year Municipal Bond Index, which tracks the performance of municipal bonds with remaining maturities of approximately one year—returned 1.83%.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve remained closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

An overweight allocation to revenue bonds benefited Fund performance during the reporting period. An overweight to BBB rated municipals, which as noted in the shareholder letter outperformed higher-quality municipal bonds, was also a contributor. Security selection within transportation and tax-backed bonds enhanced Fund performance, while selection within housing was a detractor. Despite the negative impact of selection in housing bonds, an overweight to the sector bolstered Fund performance. An underweight position in pre-refunded bonds contributed to Fund performance as the sector was one of the weakest market performers over the period.

Among the Fund’s managers, Allspring outperformed the benchmark during the reporting period due to an underweight allocation to GO bonds and an overweight to revenue bonds. Security selection within transportation, tax-backed, and utility bonds also enhanced Fund performance, while selection within the health care sector detracted. Western also outperformed during the period, bolstered by selection within the transportation, corporate and education sectors. Selection within the housing sector weighed on Fund performance. Neuberger outperformed as well, driven by a general overweight to revenue bonds. Positioning within housing generally had a positive impact on

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Short Duration Municipal Fund (Concluded)

performance for the period, while an underweight to the transportation sector was a detractor.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Short Duration Municipal Fund, Class F	1.87%	0.09%	0.82%	0.66%	1.31%
Short Duration Municipal Fund, Class Y	2.12%	0.33%	1.05%	0.85%	1.41%
Bloomberg 1 Year Municipal Bond Index[3]	1.83%	0.28%	1.08%	0.93%	1.59%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class F and Class Y, versus the Bloomberg 1 Year Municipal Bond Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning November 13, 2003. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 1 Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The Index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

California Municipal Bond Fund

I. Objective

The STET California Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and California state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2023: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2023, the California Municipal Bond Fund, Class F, returned 0.73%. The Fund’s benchmark—the Bloomberg California Intermediate Municipal Index, which tracks the performance of California investment-grade municipal bonds—returned 1.33%.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

Despite moderating tax receipts and a budget deficit, California benefited over the reporting period from its sizable “rainy-day” fund, which enabled the state to absorb revenue declines. While the technology sector contracted, the ability of employees to work from home, combined with federal aid, enabled the state to avoid reducing its budget. Reduced supply and strong demand from upper-income investors kept California GO spreads from widening.

The Fund’s overweight allocation to revenue bonds contributed to performance for the reporting period as the sector outperformed state and local GO bonds. Security selection within the transportation and utility sectors contributed positively to performance, while selection in the health care and housing sectors detracted. An underweight allocation to GO bonds and an overweight to BBB rated bonds had a positive impact on Fund performance. As noted in the shareholder letter, lower-quality bonds outperformed higher-quality bonds. Both an overweight position and selection in pre-refunded bonds detracted from Fund performance for the reporting period.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

California Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
California Municipal Bond Fund, Class F	0.73%	-1.98%	0.66%	1.63%	3.15%
California Municipal Bond Fund, Class Y	1.00%	-1.80%	0.81%	1.74%	3.19%
Bloomberg California Intermediate Municipal Index[3]	1.33%	-1.38%	1.37%	2.31%	3.90%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class F and Class Y, versus the Bloomberg California Intermediate Municipal Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg California Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Massachusetts Municipal Bond Fund

I. Objective

The STET Massachusetts Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and Massachusetts state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2023: Insight North America LLC (Insight).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2023, the Massachusetts Municipal Bond Fund, Class F, returned 0.92%. The Fund’s benchmark—the Bloomberg Massachusetts Intermediate Municipal Index, which tracks the performance of Massachusetts investment-grade municipal bonds—returned 1.31%.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve remained closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

The credit quality of Massachusetts remains strong, with a solid “rainy-day” fund, tax receipts near projections, and federal aid all supporting budgets.

The Fund outperformed the benchmark for the reporting period due to an overweight allocation to revenue bonds and an underweight to state and local GO bonds. Security selection in revenue bonds also had a positive impact on performance, particularly within higher education and utility sectors; this was partially offset by selection in the health care sector. Selection in both state and local GO bonds weighed on Fund performance for the period, while an overweight to BBB rated bonds was a contributor. As noted in the Shareholder letter, lower-quality bonds outperformed higher-quality bonds.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Massachusetts Municipal Bond Fund, Class F	0.92%	-2.06%	0.85%	1.60%	3.14%
Massachusetts Municipal Bond Fund, Class Y	1.17%	-1.89%	1.02%	1.72%	3.18%
Bloomberg Massachusetts Intermediate Municipal Index[3]	1.31%	-1.43%	1.58%	2.37%	3.92%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Massachusetts Intermediate Municipal Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 19, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

New Jersey Municipal Bond Fund

I. Objective

The STET New Jersey Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and New Jersey state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2023: Insight North America LLC (Insight).

III. Returns

For the full year ended August 31, 2023, the New Jersey Municipal Bond Fund, Class F, returned 1.33%. The Fund’s benchmark—the Bloomberg 3-10 Year Municipal Blend Index, which tracks the performance of municipal bonds with remaining maturities between 3 and 10 years—returned 1.40%.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

New Jersey’s fiscal recovery continued over the reporting period, and all three major credit-rating agencies–S&P Global Ratings, Fitch Ratings, and Moody’s Corp.–upgraded the state’s rating to reflect the resiliency and broad diversity of its revenue streams.

The Fund’s outperformance versus the 3-10 year blended benchmark during the reporting period was attributable to both an overweight position and security selection in revenue bonds. Positioning within New Jersey State Transportation Authority bonds, as well as selection, within toll roads and airports, had a particularly positive impact. Selection in the higher education sector also enhanced Fund performance for the period, while selection in local GO bonds detracted. A slight overweight to BBB rated bonds contributed to performance, as the Shareholder letter noted that lower-quality bonds outperformed higher-quality bonds.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New Jersey Municipal Bond Fund, Class F	1.33%	-1.41%	0.94%	1.56%	2.91%
New Jersey Municipal Bond Fund, Class Y	1.38%	-1.30%	1.07%	1.66%	2.95%
Bloomberg 3-10 Year Municipal Blend Index[3]	1.40%	-0.91%	1.52%	2.15%	3.61%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class F and Class Y, versus the Bloomberg 3-10 Year Municipal Blend Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg 3-10 Year Municipal Blend Index is a rules-based, market value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Bloomberg 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

New York Municipal Bond Fund

I. Objective

The STET New York Municipal Bond Fund (the Fund) seeks to provide the highest level of current income exempt from federal and New York state and city income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2023: Insight North America LLC (Insight).

III. Returns

For the full year ended August 31, 2023, the New York Municipal Bond Fund, Class F, returned 1.31%. The Fund’s benchmark—the Bloomberg New York Intermediate Municipal Index, which tracks the performance of New York investment-grade municipal bonds—returned 1.70%.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

Combined with large cash balances and tax receipts that ran ahead of projection, the COVID-19 stimulus bill enabled many New York municipal bond issuers to better navigate the financial crisis triggered by the pandemic. Projected budget deficits remain for several issuers, offset by federal aid for the next several fiscal years.

Security selection in revenue bonds contributed to the Fund’s performance versus the benchmark for the reporting period. This was partially offset by an underweight allocation to the sector. Within revenue bonds, selection in transportation and higher education enhanced Fund performance for the period, while selection in the health care and housing sectors detracted. Positioning within local GO bonds had a positive impact on performance, while an overweight to pre-refunded bonds had a negative impact. An overweight to BBB rated bonds benefited Fund performance during the period as these issues outperformed their higher-quality counterparts, as noted in the Shareholder letter.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

New York Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New York Municipal Bond Fund, Class F	1.31%	-1.16%	0.99%	1.58%	3.08%
New York Municipal Bond Fund, Class Y	1.46%	-1.02%	1.14%	1.69%	3.12%
Bloomberg New York Intermediate Municipal Index[3]	1.70%	-0.57%	1.61%	2.31%	3.83%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class F and Class Y, versus the Bloomberg New York Intermediate Municipal Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 18, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg New York Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Pennsylvania Municipal Bond Fund

I. Objective

The STET Pennsylvania Municipal Bond Fund (the Fund) seeks to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

II. Investment Approach

The Fund uses a sub-advisor to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisor as of August 31, 2023: Insight North America LLC (Insight).

III. Returns

For the full year ended August 31, 2023, the Pennsylvania Municipal Bond Fund, Class F, returned 0.68%. The Fund’s benchmark—the Bloomberg Pennsylvania Intermediate Municipal Index, which tracks the performance of Pennsylvania investment-grade municipal bonds—returned 1.27%.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

As noted in the Shareholder letter, consistent with other municipalities, Pennsylvania continues to benefit from maintaining a well-funded “rainy-day” fund. Tax receipts that exceeded the state’s budget, combined with significant federal aid, enabled the state to avoid cutting services.

The Fund’s performance versus the benchmark for the reporting period was bolstered by an overweight allocation to revenue bonds and an underweight to state and local GO bonds. Security selection in revenue bonds generally had a positive impact on Fund performance, particularly in the higher education and utility sectors. Selection within the health care sector detracted from performance. Both selection and a slight overweight position in pre-refunded bonds hampered performance. Selection within both state and local GO bonds weighed on Fund performance for the period.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Pennsylvania Municipal Bond Fund, Class F	0.68%	-1.91%	1.09%	1.63%	3.03%
Pennsylvania Municipal Bond Fund, Class Y	0.73%	-1.80%	1.24%	1.73%	3.07%
Bloomberg Pennsylvania Intermediate Municipal Index[3]	1.27%	-1.03%	2.01%	2.65%	3.97%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class F and Class Y, versus the Bloomberg Pennsylvania Intermediate Municipal Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning August 26, 1998. The Fund’s Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Tax-Advantaged Income Fund

I. Objective

The STET Tax-Advantaged Income Fund (the Fund) seeks to provide the highest level of income possible in a tax-efficient manner.

II. Investment Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with different investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (SIMC). The Fund utilized the following sub-advisors as of August 31, 2023: Allspring Global Investments, LLC (Allspring); Pacific Investment Management Company LLC (PIMCO); and Spectrum Asset Management, Inc. (Spectrum).

No manager changes were made during the Fund’s fiscal year.

III. Returns

For the full year ended August 31, 2023, the Tax-Advantaged Income Fund, Class F, returned -0.07%. The Fund’s primary benchmark—the Bloomberg High Yield Municipal Bond Index, which tracks the performance of non-investment-grade municipal bonds—returned 0.52%.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the primary benchmark of the Fund. Therefore, the Fund also utilizes a blended benchmark that consists of the Bloomberg High Yield Municipal Bond Index (60%) and the Bloomberg Municipal Bond Index (40%). The Fund’s 60/40 blended benchmark is designed to provide a useful comparison for the Fund’s overall performance and reflects the Fund’s investment strategy more accurately than the broad-based index.

IV. Performance Discussion

The 12-month reporting period ending August 31, 2023, began with the U.S. Federal Reserve (Fed) in the middle of an unprecedented series of four consecutive 75-basis point (0.75%) interest-rate hikes while on its way to 11 rate hikes over 12 meetings for a cumulative total of 525 basis points. While inflation moderated over the reporting period, it remains well above the Fed’s 2% target despite a record amount of monetary policy tightening, resulting in a federal funds rate in a range of 5.25%-5.50%, by the end of the period.

The Fed remains data-dependent with a bias to tighten monetary policy further based on its own projections, and in our view, any additional increases are likely to be at a slower pace than previous rate hikes. A widely forecasted recession failed to materialize, and most states ended their 2023 fiscal years with surpluses as state revenues continued to exceed projections, but deficits are beginning to emerge offset by record “rainy-day” funds.

The tax-exempt municipal market benefited from its strong technical position over the reporting period; inflows to the sector were positive over the second half of 2023, while issuance was light as municipalities have benefited over the past few years from record-high tax receipts and federal aid programs. This has limited the need for municipalities to access the municipal bond market while high interest rates eliminated any incentive to refinance existing debt. Municipal bonds outperformed comparable-duration U.S. Treasury securities, with municipal yields rising less than Treasury yields. Consequently, at the end for the reporting period, municipal/Treasury yield ratios at the front and intermediate parts of the curve remained rich from a historical perspective, while the ratios at the long end of the curve closer to their historical averages.

Revenue bonds outperformed general obligation (GO) bonds during the 12-month reporting period, led by the transportation and tobacco sectors, while the weakest performer was the pre-refunded bond sector. Within the investment-grade universe, lower-quality bonds outperformed higher-quality bonds as BBB rated securities outperformed AAA rated issues by more than 100 basis points. The performance within the high-yield municipal market was mixed, with the sector generating a 0.52% absolute return, as measured by the Bloomberg High Yield Municipal Bond Index. The year ended with tax-exempt municipals in a strong fundamental and technical position, and demand should stay relatively steady.

As noted in the Shareholder letter, investment-grade municipal bonds rated A and above underperformed BBB rated municipal bonds over the reporting period; consequently, the Fund’s overweight allocation to BBB rated securities contributed to performance. Revenue bonds outperformed GO bonds during the period, and the Fund’s overweight to revenue bonds and underweight to GO bonds benefited performance. An allocation to preferred securities detracted from performance amid the volatility within the banking sector in March 2023. Security selection within revenue bonds largely detracted from performance; however, selection in the tobacco sector had a positive impact. An underweight to health care bonds contributed to performance for the period, though selection in the sector was a detractor.

SEI Tax Exempt Trust

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

August 31, 2023 (Unaudited)

Tax-Advantaged Income Fund (Concluded)

PIMCO was the top-performing manager and outperformed the Fund’s primary benchmark for the reporting period. Selection in tobacco bonds had a positive impact on Fund performance, while allocations to Puerto Rico Power Authority bonds detracted. Selection within the higher education and tobacco sectors further enhanced performance. Allspring underperformed the Fund’s primary benchmark as an overweight to healthcare weighed on performance; this was partially offset by positive selection in the subsector. Selection within the higher education sector aided performance as well, while selection in the housing sector detracted. Spectrum also underperformed the primary benchmark as the manager’s preferred securities mandate lagged the returns of municipal bonds during the reporting period. Spectrum also lagged its preferred-security benchmark due to positioning within regional banks and Credit Suisse.

During the reporting period, the Fund initiated a small position in U.S. Treasury futures contracts and employed interest-rate swap contracts to manage portfolio duration and interest-rate risk. This positioning did not have a material impact on Fund performance for the period.

Investing is subject to risk, including the possible loss of principal. Past performance is no indication of future results.

AVERAGE ANNUAL TOTAL RETURN[1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Tax-Advantaged Income Fund, Class F	-0.07%	-0.68%	1.71%	4.01%	3.92%
Tax-Advantaged Income Fund, Class Y	0.18%	-0.44%	1.96%	4.21%	4.04%
60/40 Hybrid of the following Indices:	1.01%	-0.24%	2.06%	3.98%	3.93%
Bloomberg High Yield Municipal Bond Index[3]	0.52%	0.47%	2.37%	4.73%	4.19%
Bloomberg Municipal Bond Index[4]	1.70%	-1.32%	1.52%	2.81%	3.44%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, Class F and Class Y, versus a 60/40 Blend of the following indices: the Bloomberg High Yield Municipal Bond Index, and the Bloomberg Municipal Bond Index

1

For the year ended August 31, 2023. Past performance is no indication of future performance. Class F shares (formerly Class A shares) were offered beginning September 4, 2007. The Fund’s Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3

The Bloomberg High Yield Municipal Bond Index covers the universe of fixed rate, noninvestment grade debt. Pay-in-kind (“PIK”) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non- U.S. corporations.

4

The Bloomberg Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Alabama — 2.9%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,028
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2024	325	329
5.000%, 07/01/2028	1,075	1,166
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,430
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	4,959
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	306
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	665	690
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,608
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,552
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,560
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,932
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	4,912
5.000%, 09/01/2031	640	657
5.000%, 09/01/2034	2,000	2,059
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,158
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 01/01/2054 (A)	1,225	1,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	$5,000	$4,985
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	688

		47,289

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
5.000%, 05/01/2031	1,500	1,587
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	613

		2,200

Arizona — 2.1%
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,705	1,736
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,401
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	356
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,260	2,971
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	456
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	360
4.000%, 05/15/2031	500	454
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,350
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,243
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	254
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	2,000	2,121

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	$600	$617
5.000%, 07/01/2029	250	257
5.000%, 07/01/2030	500	514
5.000%, 07/01/2032	1,095	1,127
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	2,100	2,233
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	365
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	367
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2026	4,510	4,629
5.000%, 12/01/2032	2,500	2,597
Salt Verde Finanical Corp, Gas Revenue, RB
5.250%, 12/01/2024	1,330	1,343
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	341
4.000%, 12/01/2028	365	346
4.000%, 12/01/2029	385	361
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	841
5.500%, 10/01/2027 (B)	900	786
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,000

		34,545

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	975	1,011
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	975	1,011
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,587

		3,609

California — 5.4%
Bay Area, Toll Authority, RB
4.360%, 04/01/2056 (A)	1,115	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	$200	$204
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	582
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,356
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,664
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (D)	1,910	1,957
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	376
California State, GO
5.000%, 08/01/2026	2,000	2,111
5.000%, 09/01/2028	3,000	3,171
5.000%, 09/01/2029	1,500	1,585
5.000%, 09/01/2030	3,395	3,583
5.000%, 10/01/2042	500	553
5.000%, 11/01/2042	1,500	1,655
4.000%, 11/01/2041	360	360
3.000%, 03/01/2046	2,000	1,594
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,505
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,892	2,659
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	988
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,182
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (B)	355	342
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	374

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Ser C, GO
5.000%, 09/01/2030	$5,015	$5,191
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023 (B)	120	120
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	760
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	205
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,105
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,527
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,450
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	631
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	4,653
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	585
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	500	496
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2032	2,500	2,514
Los Angeles, Department of Water & Power, Water System Revenue, Ser A-2, RB
1.950%, 07/01/2045 (A)	1,000	1,000
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,170	1,142
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	970
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	$1,000	$1,085
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	353
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
5.000%, 11/15/2025	3,000	3,061
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	452
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	900
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (D)	1,165	1,196
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,610
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,110
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,835
5.000%, 09/01/2031	1,815	1,903
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	725	840

		88,131

Colorado — 2.6%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	364
5.000%, 06/15/2031	500	519
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	452
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,222
5.000%, 11/01/2033	875	950

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	$1,500	$1,588
5.000%, 08/01/2037	1,000	1,037
4.000%, 08/01/2038	500	471
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,267
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	178
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,363
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	249
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	2,762
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,702
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	825	812
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,309
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,051
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	321
5.500%, 11/15/2033	1,030	1,182
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,112
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,005
5.250%, 11/15/2032	1,010	1,013
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	408
5.000%, 12/01/2031	855	871
5.000%, 12/01/2032	1,200	1,221
5.000%, 12/01/2034	1,000	1,013
5.000%, 12/01/2035	800	806
5.000%, 12/01/2036	600	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
E-470, Public Highway Authority, Ser B, RB
3.908%, 09/01/2039 (A)	$610	$608
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,034
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	640
5.000%, 07/15/2031	2,060	2,233
5.000%, 07/15/2032	160	174
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	259
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	231
Weld County, School District No. RE-4, GO
5.000%, 12/01/2042	2,000	2,166

		43,194

Connecticut — 1.7%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,226
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	840	908
5.000%, 07/01/2030	230	252
5.000%, 07/01/2034	900	945
5.000%, 07/01/2036	700	726
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,364
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	290	287
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,128
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,579
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,355
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,329
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
5.000%, 10/01/2030	2,000	2,169

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	$5,500	$6,082
5.000%, 05/01/2038	4,740	5,197

		28,547

District of Columbia — 1.1%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,391
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,091
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	4,723
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,007
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	2,999
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,572

		18,783

Florida — 6.2%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,585
5.000%, 12/01/2037 (A)	4,000	4,117
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,354
5.000%, 10/01/2035	2,000	2,072
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,435
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	375
Celebration Pointe, Community Development District No. 1, Alachua County, SAB
4.750%, 05/01/2024	70	70
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,335
Central Florida, Expressway Authority, RB, AGM
4.000%, 07/01/2034	770	807
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	$640	$550
4.000%, 08/15/2050	1,900	1,579
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,805
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
7.375%, 01/01/2049 (B)	2,465	2,466
7.250%, 07/01/2057 (A)(B)	3,100	3,163
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	293
5.000%, 04/01/2027	325	337
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	1,000	961
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,300
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,029
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,504
5.000%, 10/01/2030	2,945	3,070
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,002
Greater Orlando, Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2030	1,500	1,604
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,788
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,338
5.000%, 10/01/2035	3,000	3,271
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	970	971
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,100

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	$2,425	$2,498
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	2,500	2,513
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,011
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	439
5.000%, 04/01/2031	910	928
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	6,985	7,109
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	460
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,781
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	314
5.000%, 10/01/2026	755	779
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,404
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,713
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	113
0.000%, 10/01/2026 (F)	275	238
0.000%, 10/01/2027 (F)	360	298
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,901
Pompano Beach, RB
1.450%, 01/01/2027	450	402
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,563
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	225
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	2,963
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,152

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	$305	$162
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	960	894
1.800%, 05/01/2026	385	362
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,225	1,252
4.750%, 05/01/2032	200	204
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	783
4.000%, 10/15/2035	270	269
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	613

		102,299

Georgia — 2.7%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	300	285
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,623
5.000%, 07/01/2036	1,000	1,073
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,148
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	916
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	745
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,043
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	845
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	658
4.000%, 01/01/2054	1,000	822
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	375	375
4.000%, 07/01/2052 (A)	1,705	1,690

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	$1,915	$2,011
Georgia State, Main Street Natural Gas, Ser B, RB
4.000%, 08/01/2049 (A)	3,000	2,994
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,728
4.000%, 03/01/2050 (A)	6,640	6,550
4.000%, 05/01/2052 (A)	2,000	1,948
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	749
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,085
5.000%, 01/01/2035	1,500	1,581
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	572
4.000%, 01/01/2041	650	626
4.000%, 01/01/2046	500	464
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,277
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	557
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2026	1,650	1,670
5.000%, 07/01/2027	1,390	1,407
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	257
1.000%, 07/01/2049 (A)	730	647

		44,346

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,154
5.000%, 10/01/2033	2,205	2,364

		4,518

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hawaii State, Ser FW, GO
4.000%, 01/01/2037	$1,000	$1,006

		4,161

Idaho — 0.3%
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	546
5.000%, 03/01/2031	320	353
5.000%, 03/01/2032	500	557
4.000%, 03/01/2033	575	575
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,500	2,676

		4,707

Illinois — 11.4%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	308
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	419
5.250%, 04/01/2036	645	704
5.000%, 04/01/2033	500	518
5.000%, 04/01/2034	620	641
5.000%, 04/01/2036	445	457
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,487
4.000%, 12/01/2047	530	445
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	671
5.000%, 12/01/2028	100	104
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,906
5.000%, 12/01/2046	640	622
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	2,974
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,111
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,033
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,655
5.000%, 01/01/2037	1,130	1,213

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	$5,000	$5,047
5.000%, 01/01/2036	1,290	1,350
5.000%, 07/01/2038	1,500	1,506
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,062
5.000%, 01/01/2032	5,840	5,928
5.000%, 01/01/2033	1,665	1,746
5.000%, 01/01/2035	3,500	3,603
Chicago, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,530
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,227
5.250%, 01/01/2029	1,210	1,217
4.000%, 01/01/2036	5,550	5,296
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,156
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,520
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	567
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,898
5.000%, 11/01/2027	2,360	2,446
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,013
5.000%, 11/01/2034	1,500	1,517
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,214
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	509
5.000%, 11/01/2038	1,150	1,235
Cook County, Ser A, GO
5.000%, 11/15/2029	500	545
5.000%, 11/15/2033	450	490
Cook County, Ser B, GO
4.000%, 11/15/2026	730	744
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,191
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	612
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	$605	$609
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,933
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,375
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	2,000	2,077
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,069
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,033
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	503
5.000%, 02/15/2027	200	202
5.000%, 02/15/2029	400	407
5.000%, 02/15/2031	365	371
Illinois State, GO
5.500%, 05/01/2030	3,750	4,124
5.250%, 02/01/2030	3,350	3,363
5.250%, 02/01/2032	935	938
5.000%, 11/01/2036	2,970	3,003
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	750	736
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,400	1,480
Illinois State, Housing Development Authority, Ser H, RB, GNMA/FNMA/FHLMC
5.750%, 10/01/2053	400	426
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,091
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,772
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,061
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,749

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	$1,000	$1,157
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	724
5.000%, 03/01/2029	895	958
5.000%, 03/01/2030	2,000	2,164
5.000%, 12/01/2034	780	810
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	4,896
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,185
5.000%, 10/01/2031	810	881
4.000%, 10/01/2035	4,020	3,984
Illinois State, Ser C, GO
4.000%, 10/01/2037	215	208
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,002
5.000%, 11/01/2025	1,585	1,626
5.000%, 11/01/2028	1,000	1,051
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,557
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	5,000	5,492
5.000%, 12/01/2032	2,000	2,064
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,255
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	853
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	239
5.000%, 02/01/2027	1,055	1,111
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	812
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	652
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	261
5.000%, 12/15/2032	255	266
5.000%, 12/15/2033	300	313
5.000%, 12/15/2034	400	415
4.000%, 12/15/2042	1,895	1,739
4.000%, 12/15/2047	4,265	3,725

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2027	$6,100	$6,350
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,739
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	371
5.000%, 01/01/2027	2,000	2,090
5.000%, 01/01/2028	380	403
5.000%, 01/01/2033	3,000	3,347
5.000%, 01/01/2034	3,760	3,956
5.000%, 01/01/2036	3,750	3,991
5.000%, 01/01/2037	1,000	1,037
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	213
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	670
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,045

		187,867

Indiana — 1.8%
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	205
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	1,904
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,055
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	5,025	5,651
4.000%, 10/01/2035	2,725	2,774
4.000%, 10/01/2036	1,485	1,497
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,943
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	335	325
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	3,250	3,410
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,440

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	$5,000	$5,057
4.400%, 11/01/2045 (A)	1,000	1,011

		30,272

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,478
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	1,000	1,039
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,084
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	525	511
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,009

		6,121

Kansas — 0.2%
Kansas State, Department of Transportation, RB
5.000%, 09/01/2033	2,000	2,060
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (C)	815	768

		2,828

Kentucky — 1.9%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 04/01/2048 (A)	10,280	10,284
4.000%, 12/01/2050 (A)	1,775	1,759
Kentucky State, Public Energy Authority, Ser A-1, RB
4.000%, 08/01/2052 (A)	2,945	2,893
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	15,725	15,657
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,213

		31,806

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.217%, 05/01/2043 (A)	390	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (D)	$1,500	$1,519
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	393
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,149
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,334
5.000%, 10/01/2036	1,550	1,633
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,034
5.000%, 01/01/2032	2,100	2,121
5.000%, 01/01/2033	2,100	2,120
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	542
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	941
2.100%, 06/01/2037 (A)	2,750	2,701
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	558

		20,427

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	195
4.000%, 07/01/2037	265	261

		456

Maryland — 1.4%
Maryland State, Community Development Administration, RB, GNMA/FNMA/FHLMC
4.375%, 09/01/2043	710	697
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	385	376
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,541
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,056

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	$5,000	$5,250
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,133
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,047
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (D)	1,625	1,656
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,866

		23,622

Massachusetts — 2.6%
Massachusetts State, Development Finance Agency, Boston University, Ser U-6E-R, RB
3.150%, 10/01/2042 (A)(G)	1,000	1,000
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,534
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	119
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	328
5.000%, 10/01/2029	250	278
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
4.660%, 07/01/2049 (A)(B)	550	544
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	3,022
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	154
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2023	$300	$300
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,013
5.000%, 07/01/2030	1,125	1,186
5.000%, 07/01/2031	1,500	1,593
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,543
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	945
5.000%, 07/01/2028	1,750	1,819
5.000%, 07/01/2029	1,925	2,014
Massachusetts State, Health & Educational Facilities Authority, Partners Health Project, RB
4.150%, 07/01/2027 (A)	2,500	2,500
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,410
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,944
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,290
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,415
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,693
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,761
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,060
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,274

		43,003

Michigan — 1.7%
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2035	1,000	1,118

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	$3,665	$3,814
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,172
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	467
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,058
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (D)	2,755	2,835
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,109
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	221
0.400%, 10/15/2023	650	646
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	354
Michigan State, Housing Development Authority, Ser B, RB
3.750%, 06/01/2050	175	172
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,660
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,339
5.000%, 12/01/2031	1,800	1,853

		27,818

Minnesota — 0.9%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,269
5.500%, 01/01/2031	1,085	1,027
5.250%, 01/01/2037	475	349
Cass Lake-Bena, Independent School District No. 115, Ser A, GO
4.000%, 02/01/2040	2,395	2,364
4.000%, 02/01/2041	1,910	1,875
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	510

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	$300	$317
5.000%, 01/01/2031	300	316
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	881
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,941
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	201
3.000%, 10/01/2041	1,000	760
Minnesota State, Housing Finance Agency, Ser I, RB
3.000%, 01/01/2051	1,270	1,218
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	350	355
5.000%, 10/01/2027	600	610

		14,993

Mississippi — 0.2%
Mississippi State, Ser A, RB
5.000%, 10/15/2023	285	285
5.000%, 10/15/2029	300	319
5.000%, 10/15/2030	850	902
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,020

		2,526

Missouri — 1.4%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,001
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,053
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	2,000	1,775
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,033
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	801

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	$765	$753
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	525	511
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2027	1,850	1,857
5.000%, 01/01/2028	1,400	1,405
5.000%, 01/01/2029	2,000	2,027
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,248
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	633
5.000%, 07/01/2033	625	664
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,106

		22,867

Nebraska — 1.0%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2034	1,000	1,058
5.000%, 09/01/2036	2,000	2,040
5.000%, 09/01/2037	2,860	2,901
5.000%, 09/01/2042	730	743
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	779
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,576
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,841
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	661

		15,599

Nevada — 0.8%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,301
Clark County, Ser B, GO
5.000%, 11/01/2029	5,000	5,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	$200	$202
5.000%, 07/01/2038	2,000	2,158
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	531
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
0.000%, 01/01/2050 (A)(B)(H)	1,750	1,750
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	613
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	427

		13,243

New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	286
4.000%, 01/01/2030	285	269
4.000%, 01/01/2031	290	270

		825

New Jersey — 3.7%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	915
4.000%, 06/01/2031	1,000	1,047
4.000%, 06/01/2032	3,070	3,214
New Jersey State, Economic Development Authority, Bridge Project, RB
5.000%, 11/01/2029	285	311
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,175
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,043
5.000%, 06/01/2037	1,225	1,256
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 03/01/2028	1,300	1,389
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	1,395	1,434

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Pre-Refunded @ 100
5.250%, 06/15/2025 (D)	$1,605	$1,664
5.000%, 06/15/2025 (D)	1,020	1,053
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	117
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,322
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,776
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,480
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,431
5.000%, 12/01/2028	1,450	1,514
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,596
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,082
5.000%, 06/15/2029	3,500	3,647
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,728
5.000%, 12/15/2024	280	285
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,055
5.000%, 06/15/2038	255	276
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	1,250	1,351
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,338
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	$1,000	$1,040
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,341
5.000%, 01/01/2032	4,000	4,286
5.000%, 01/01/2033	350	375
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	547
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	294
5.000%, 01/01/2033	425	439
5.000%, 01/01/2034	570	587
5.000%, 01/01/2036	570	583

		60,338

New Mexico — 0.1%
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 01/01/2051	830	808
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	610

		1,418

New York — 7.2%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	473
5.000%, 07/01/2031	525	559
Long Island, Power Authority, RB
5.000%, 09/01/2033	250	267
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,980
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,406
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,007
5.000%, 11/15/2045 (A)	500	531
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,224
4.000%, 11/15/2032	1,500	1,500
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,031
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,022

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	$1,325	$1,413
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,010
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,281
5.000%, 01/15/2036	1,000	1,102
5.000%, 08/01/2039	605	647
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,076
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	301
3.000%, 01/01/2034	740	668
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	117
5.000%, 03/01/2030	100	109
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	490
5.000%, 08/01/2047	1,250	1,316
4.000%, 08/01/2037	4,000	4,001
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	508
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,777
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,676
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,874
5.000%, 10/01/2033	280	320
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB
5.000%, 07/15/2035	1,650	1,802
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	2,500	2,428
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	$410	$409
New York City, Water & Sewer System, Finance Authority, Ser DD, RB
4.125%, 06/15/2047	690	672
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,465
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (D)	910	924
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5
New York State, Dormitory Authority, RB
3.000%, 03/15/2050	5,000	3,656
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2030	5,000	5,152
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,842
3.000%, 03/15/2041	1,500	1,208
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,111
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	3,245	3,521
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	435
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	850
1.200%, 11/15/2028	1,355	1,160
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	989
3.150%, 04/01/2024	920	917
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	992
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,944

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	$2,095	$2,105
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2034	4,000	4,109
5.000%, 10/01/2040	2,625	2,648
4.000%, 10/01/2030	4,550	4,481
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	127
5.000%, 12/01/2025	115	117
5.000%, 12/01/2030	650	692
5.000%, 12/01/2033	775	833
5.000%, 12/01/2036	4,000	4,201
5.000%, 12/01/2037	3,000	3,115
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	550	592
5.000%, 12/01/2030	125	135
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	2,000	2,015
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,244
New York State, Utility Debt Securitization Authority, RB
5.000%, 12/15/2033	1,810	1,879
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	511
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,017
5.000%, 06/01/2030	525	546
5.000%, 06/01/2031	525	545
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,359
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (B)	1,055	1,005
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,072

		117,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	$2,250	$2,393
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,600
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,598
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,533
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	482
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,635	1,598
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	281
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	696
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	594
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,067

		15,842

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	746
3.550%, 07/01/2033	380	373

		1,119

Ohio — 2.2%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	809
American Municipal Power, Ser A, RB
5.000%, 02/15/2027	5,000	5,028
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,652

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	$3,100	$2,834
0.000%, 06/01/2057 (F)	7,035	810
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,005
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,613
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	983
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	761
5.000%, 07/01/2037	300	328
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,340
2.750%, 01/01/2052 (A)	480	465
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,280
Ohio State, Housing Finance Agency, Ser A, RB
3.000%, 03/01/2052	750	719
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	663
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,696
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	1,100	1,038

		36,024

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	1,510	1,430

Oregon — 0.8%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	$250	$253
5.000%, 06/15/2025	275	283
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	270
5.000%, 08/15/2034	1,000	1,080
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,473
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,563
Oregon State, GO
5.000%, 05/01/2040	1,970	2,184
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	1,973
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (F)	1,000	867

		12,414

Pennsylvania — 7.6%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,234
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,826
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,018
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	1,600	1,620
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,000	2,048
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	1,940	2,030
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,245

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	$2,815	$2,952
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,446
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,583
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	251
4.000%, 04/01/2025	650	655
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,099
5.000%, 06/01/2032	2,150	2,280
5.000%, 06/01/2033	3,500	3,709
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,891
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2039	600	638
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,533
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,639
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,535
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,125	1,183
4.850%, 10/01/2043	4,650	4,667
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,300
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,389
5.000%, 12/01/2035	1,000	1,056
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2041	1,960	1,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	$3,000	$3,106
5.000%, 12/01/2039	250	271
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,121
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	474
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,042
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	748
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,665	4,738
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,271
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,620
5.000%, 09/01/2030	1,000	1,066
5.000%, 09/01/2034	1,410	1,547
5.000%, 09/01/2036	2,000	2,114
4.000%, 09/01/2035	5,000	4,992
4.000%, 09/01/2038	3,000	2,873
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	3,390	3,519
5.000%, 09/01/2030	7,975	8,265
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,633
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,220
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,504
West Branch Area, School District, GO, AGM
4.000%, 05/15/2034	390	399
4.000%, 05/15/2037	445	444

		125,694

Puerto Rico — 2.7%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	2,990	815

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	$1,000	$273
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)	3,035	827
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	801
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,708	1,392
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	935
0.000%, 07/01/2046 (F)	10,000	2,773
0.000%, 07/01/2051 (F)	12,042	2,474
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,388
0.000%, 07/01/2029 (F)	1,500	1,172
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	11,030	10,436
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,543
4.000%, 07/01/2035	2,010	1,842
4.000%, 07/01/2046	3,600	2,984
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(H)	11,894	6,125

		44,780

Rhode Island — 0.4%
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB
4.000%, 05/15/2041	5,420	5,146
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	1,405	1,468

		6,614

South Carolina — 1.9%
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,111
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	487
5.000%, 01/01/2025	385	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	$1,680	$1,799
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	520	509
South Carolina State, Jobs-Economic Development Authority, Bons Secours Mercy Health, Ser S, RB
5.000%, 10/01/2035	1,460	1,595
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,886
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,369
5.000%, 07/01/2030	1,500	1,580
4.000%, 07/01/2035	1,160	1,138
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	396
5.000%, 12/01/2031	540	583
5.000%, 12/01/2036	2,750	2,923
4.000%, 12/01/2034	2,000	1,998
4.000%, 12/01/2036	2,250	2,226
4.000%, 12/01/2038	175	170
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	3,846
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,706

		31,714

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	857
5.000%, 11/01/2028	900	932
5.000%, 11/01/2035	1,005	1,030
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	285	304
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	750	740

		3,863

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 0.9%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	$1,015	$1,075
5.000%, 08/01/2035	420	441
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	754
Nashville & Davidson County, Metropolitan Government, Sports Authority, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,381
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,074
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,449
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,471
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,490
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	400	397

		15,532

Texas — 9.1%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	810	888
5.000%, 08/15/2040	695	755
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,043
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,608
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	917
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (C)	465	474
Boerne, Independent School District, GO, PSF-GTD
3.125%, 02/01/2053 (A)	935	919
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	759
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	$2,500	$2,516
5.000%, 08/15/2033	6,500	6,539
5.000%, 08/15/2037	1,475	1,478
Clear Creek, Independent School District, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,058
0.280%, 02/15/2038 (A)	640	614
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,063
4.000%, 08/15/2032	1,000	1,023
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,568
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,658
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,001
4.000%, 08/15/2034	500	497
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,033
5.000%, 11/01/2031	1,250	1,292
5.000%, 11/01/2032	2,500	2,582
5.000%, 11/01/2033	1,175	1,213
5.000%, 11/01/2034	1,000	1,031
5.000%, 11/01/2035	1,000	1,026
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,066
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	254
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2032	3,000	3,263
Dallas-Fort Worth, International Airport Revenue, Ser G, RB
5.250%, 11/01/2026	1,000	1,003
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,792
El Paso, GO
5.000%, 08/15/2034	2,050	2,135
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,845

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	$2,000	$2,061
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,533
5.000%, 11/15/2029	2,325	2,356
5.000%, 11/15/2030	3,310	3,355
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,110
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	383
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	275
5.000%, 12/01/2032	300	317
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	3,975
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,574
5.000%, 07/01/2032	1,500	1,573
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2028	1,400	1,518
5.000%, 07/01/2032	1,500	1,704
Houston, Airport System Revenue, United Airlines Project, AMT, RB
5.000%, 07/01/2029	1,980	1,976
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	190
4.000%, 09/01/2025	215	217
4.000%, 09/01/2026	160	162
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,179
Lower Colorado, River Authority, LCRA Transmission Services Corporation Project, RB, AGM
5.000%, 05/15/2035	1,665	1,857
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,022
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,749
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	$385	$288
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,910
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	3,410	3,493
5.000%, 01/01/2034	7,285	7,471
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,837
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,795
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,069
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	4,000	4,028
5.000%, 02/01/2035	375	420
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,581
5.000%, 02/01/2034	1,700	1,893
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,039
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	688
San Antonio, River Authority, Wastewater System Revenue, RB, BAM
4.000%, 01/01/2039	790	772
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,560
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,179
Tarrant County, Regional Water District, Water Supply System Revenue, RB
Pre-Refunded @ 100
5.000%, 03/01/2024 (D)	2,500	2,519
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	750	777
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	285	291
5.000%, 12/15/2032	715	732
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
7.000%, 12/31/2038	2,500	2,505

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Ser B, GO
4.000%, 08/01/2031	$435	$439
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (D)	3,000	3,028
4.000%, 04/01/2024 (D)	3,500	3,512
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,747
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,957
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	1,000	1,056
University of Houston, Ser C, RB
5.000%, 02/15/2029	1,000	1,036
University of Texas, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	2,285	2,316
Uptown Development Authority, TA
4.000%, 09/01/2033	400	384
4.000%, 09/01/2035	275	255

		150,320

Utah — 0.4%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,177
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,567

		6,744

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
4.000%, 11/01/2045	80	80

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,056

Virginia — 1.7%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	290
5.000%, 07/01/2027	250	263
5.000%, 07/01/2028	375	400
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,289

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	$430	$435
5.000%, 10/01/2047	1,225	1,227
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,114
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,166
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,524
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,144
5.000%, 06/30/2042	2,000	2,037
5.000%, 12/31/2047	440	443
4.000%, 07/01/2030	1,140	1,123
4.000%, 07/01/2031	365	359
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	500
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	8,787

		27,101

Washington — 2.2%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,075
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,311
5.000%, 04/01/2036	1,500	1,574
5.000%, 08/01/2041	1,000	1,040
Port of Seattle, RB
4.000%, 06/01/2038	1,000	985
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,514
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,709
Washington State, GO
4.000%, 07/01/2036	4,500	4,583
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,723

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	$967	$876
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	663
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,089
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,784

		36,926

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,280
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2031	1,250	1,352
5.000%, 06/01/2032	1,510	1,632
5.000%, 06/01/2034	1,000	1,079
5.000%, 06/01/2035	1,005	1,078

		7,421

Wisconsin — 3.1%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,177
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	492
4.000%, 04/01/2039	295	283
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	293
Wisconsin State, GO
5.000%, 11/01/2026	1,175	1,245
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,476
5.000%, 08/15/2054 (A)	2,000	2,077
4.240%, 08/15/2054 (A)	1,125	1,099
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,951
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	$665	$538
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,167
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	448
5.000%, 11/01/2030	1,035	967
5.000%, 11/01/2039	500	421
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	576
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,669
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
3.000%, 03/01/2052	900	860
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	240	228
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,256
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2041	750	735
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	228
4.000%, 07/01/2028	225	229
4.000%, 07/01/2029	225	227
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,420
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,457
5.000%, 02/01/2052	755	714
5.000%, 02/01/2062	1,845	1,706

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	$6,880	$7,084
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	281
4.000%, 10/01/2026	300	294
4.000%, 10/01/2027	125	121
4.000%, 10/01/2028	250	240

		50,895

Total Municipal Bonds
(Cost $1,697,316) ($ Thousands)		1,625,632

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	1,036,598	1,037

Total Cash Equivalent
(Cost $1,037) ($ Thousands)		1,037

Total Investments in Securities — 99.0%
(Cost $1,698,353) ($ Thousands)		$1,626,669

Percentages are based on Net Assets of $1,643,353 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $33,422 ($ Thousands), representing 2.0% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	No interest rate available.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,625,632	–	1,625,632
Cash Equivalent	1,037	–	–	1,037
Total Investments in Securities	1,037	1,625,632	–	1,626,669

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$682	$181,402	$(181,047)	$—	$—	$1,037	$173	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.1%
Alabama — 8.1%
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	$3,940	$3,908
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	901
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,259
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	2,000
4.000%, 12/01/2024	1,765	1,760
4.000%, 12/01/2025	7,520	7,460
4.000%, 10/01/2052 (A)	2,500	2,444
Black Belt, Energy Gas District, Sub-Ser, RB
4.958%, 07/01/2052 (A)	2,000	1,980
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	7,000
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	550
4.000%, 12/01/2024	500	498
4.000%, 12/01/2025	730	724
4.000%, 12/01/2050 (A)	10,000	9,864
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	997
Selma, Industrial Development Board, International Paper Co. Project, RB
1.375%, 05/01/2034 (A)	5,250	5,007
Southeast Alabama, Energy Authority, Cooperative District Project #4, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Energy Authority, Cooperative District Project #5, Ser A, RB
5.000%, 07/01/2027	$2,500	$2,551
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
4.498%, 06/01/2049 (A)	18,940	18,951
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	6,850	6,830
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
4.710%, 04/01/2049 (A)	2,500	2,500

		78,493

Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,018

Arizona — 1.8%
Arizona State, Health Facilities Authority, Banner Health, Ser B, RB
4.310%, 01/01/2046 (A)	1,000	987
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	450	459
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
5.000%, 06/01/2049 (A)	1,680	1,686
Chandler, Industrial Development Authority, Intel Corp. Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,250	1,287
Maricopa County, Industrial Development Authority, Banner Health, RB
4.630%, 01/01/2035 (A)	3,625	3,616
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	1,002
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,122
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,231

		17,390

California — 2.6%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (B)	1,000	904
Bay Area, Toll Authority, RB
4.340%, 04/01/2056 (A)	1,250	1,246

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	$535	$535
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	448
California State, GO
5.000%, 03/01/2027	4,415	4,542
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
4.410%, 08/01/2047 (A)	2,500	2,476
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(C)	3,000	2,984
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,444
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	2,025
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB, AGM
4.050%, 07/01/2041 (A)	925	925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
4.400%, 07/01/2040 (A)	525	525
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	245
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2024	705	711
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (B)	500	465
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (B)	500	417
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (B)	3,450	2,885
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (B)	1,250	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (B)	$200	$192
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2024	1,100	1,106

		25,246

Colorado — 2.4%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	508
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2024	850	861
5.000%, 11/01/2025	350	357
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,195	1,212
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,048
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	661
Colorado State, Health Facilities Authority, Ser 2015-XF2195, RB
4.200%, 10/01/2037 (A)(C)	3,500	3,500
Colorado State, School of Mines, Ser D, RB
4.930%, 12/01/2025 (A)	1,000	1,000
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	2,000	2,045
E-470, Public Highway Authority, Ser B, RB
3.908%, 09/01/2039 (A)	5,105	5,093
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	351
5.000%, 07/15/2024	615	618
5.000%, 01/15/2025	300	303
5.000%, 07/15/2025	440	448
3.000%, 01/15/2026	405	398
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,763

		23,166

Connecticut — 2.7%
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023 (D)	500	501

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	$500	$479
0.250%, 05/15/2024	750	732
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,235
Connecticut State, Housing Finance Authority, Ser A4, RB
4.360%, 11/15/2050 (A)	9,500	9,498
Connecticut State, Ser B, GO
5.000%, 08/01/2025	1,000	1,033
Connecticut State, Ser D, GO
5.000%, 09/15/2025	1,530	1,582
Connecticut State, SIFMA Index Project, Ser A, GO
5.050%, 03/01/2025 (A)	1,815	1,815
Danbury, GO
5.000%, 01/24/2024	3,000	3,016

		25,891

Delaware — 0.5%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,811

District of Columbia — 1.4%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB
4.510%, 08/01/2040 (A)(C)(E)	1,775	1,775
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,888
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2023	5,225	5,229

		13,892

Florida — 2.2%
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	1,500	1,562
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	6,335	6,445
Florida State, Development Finance, Lakeland Regional Health Systems, RB
5.000%, 11/15/2024	1,200	1,215
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	625
5.000%, 10/01/2024	1,500	1,525

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
JPMorgan Chase Putters, Tender Option Bond Trust Receipts, Ser 2022-XF3058, RB
4.460%, 11/01/2035 (A)(C)(E)	$1,500	$1,500
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	207
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,011
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
4.435%, 11/01/2048 (A)	500	492
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2029	5,500	5,863
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	640
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	224
4.000%, 10/01/2025	235	233
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	320

		21,862

Georgia — 6.4%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	3,455	3,574
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,743
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	2,500	2,475
2.875%, 12/01/2049 (A)	4,000	3,874
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,071

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	$1,100	$1,117
4.000%, 12/01/2024	1,100	1,095
4.000%, 03/01/2026	500	498
4.000%, 09/01/2026	415	414
4.000%, 04/01/2048 (A)	5,585	5,585
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	654
5.000%, 03/01/2026	500	511
5.000%, 09/01/2026	575	591
4.390%, 04/01/2048 (A)	4,150	4,150
4.000%, 08/01/2049 (A)	18,260	18,225
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,499
4.000%, 08/01/2052 (A)(C)	1,000	957
Georgia State, Main Street Natural Gas, Ser E, RB
4.630%, 08/01/2048 (A)	1,500	1,499
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	11,025	11,021
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	712

		62,265

Guam — 0.1%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2023	1,000	1,001

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2026	425	427

Illinois — 5.9%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	826
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,933
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	1,000	1,010
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	551
Chicago, Ser A, GO
5.000%, 01/01/2024	1,900	1,905
Chicago, Ser B-R, GO
5.000%, 01/01/2025	1,000	1,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Ser C, GO
5.000%, 01/01/2024	$1,750	$1,755
Chicago, Special Assessment Revenue, Lakeshore East Project, SAB
1.990%, 12/01/2023 (C)	276	274
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,542
4.000%, 12/01/2024	1,605	1,610
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	509
Geneva, GO
4.000%, 02/01/2026	400	405
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,666
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	993
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.917%, 11/01/2034 (A)	1,970	1,965
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,510
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,531
Illinois State, GO
5.000%, 05/01/2030	1,145	1,150
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	962
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
5.060%, 05/15/2050 (A)(E)	1,000	1,001
Illinois State, Housing Development Authority, Ser H, RB, GNMA/FNMA/FHLMC
3.470%, 10/01/2053 (A)	2,000	1,996
Illinois State, Ser A, GO
5.000%, 03/01/2024	2,500	2,515
5.000%, 03/01/2025	650	662
Illinois State, Ser B, GO
5.000%, 03/01/2024	4,250	4,275
Illinois State, Ser D, GO
5.000%, 11/01/2024	255	259
5.000%, 11/01/2026	2,420	2,515
3.250%, 11/01/2026	13,710	13,375

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	$1,500	$1,509
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	120	122
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	1,450	1,454
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,018
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	201
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2023	250	250
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2023	220	220
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	371

		56,852

Indiana — 5.3%
Clark-Pleasant, Community School, GO
5.000%, 01/15/2025	1,030	1,043
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2024	250	249
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	504
4.000%, 08/01/2025	810	819
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	6,935
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,786
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,897
3.450%, 07/01/2025	14,260	14,083
Indiana State, Housing & Community Development Authority, Bradford Lakes Apartments Project, RB
4.500%, 04/01/2025 (A)	3,000	3,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	$1,000	$1,023
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Ser D, AMT, RB
5.000%, 01/01/2026	750	751
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	666
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (B)	3,500	3,324
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,276
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,921

		51,281

Kansas — 1.6%
Kansas State, Department of Transportation, Ser C, RB
4.311%, 09/01/2024 (A)	2,925	2,917
4.211%, 09/01/2023 (A)	7,585	7,585
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,215	1,244
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	983
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,500	2,507

		15,236

Kentucky — 2.7%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,470	2,511
Kentucky State, Economic Development Finance Authority, Norton Healthcare Inc, RB, NATL
0.000%, 10/01/2024 (B)	1,145	1,092
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser B, RB
3.950%, 04/01/2031 (A)	1,000	1,000

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	$4,315	$4,408
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	1,500	1,473
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2024	995	996
4.000%, 03/01/2028	1,255	1,261
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,506
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	2,700	2,688
Louisville & Jefferson County, Metropolitan Government & Health System, Norton Healtcare, Inc., RB
5.000%, 10/01/2047 (A)	1,000	1,001
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,100

		26,036

Louisiana — 2.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.217%, 05/01/2043 (A)	1,970	1,931
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,907
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,325	1,374
5.000%, 08/15/2027	1,000	1,053
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,245
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,044
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	$8,000	$7,859
2.100%, 06/01/2037 (A)	3,000	2,946

		21,374

Maryland — 2.3%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (C)	6,325	6,268
Maryland State, Community Development Administration, South Street Senior, LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,962
Maryland State, Community Development Administration, Woodside Gardens, Ser A, RB
1.330%, 01/01/2024 (C)	4,000	3,947
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	466
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,350
Maryland State, Ser A-BID, GO
5.000%, 08/01/2025	1,000	1,034
5.000%, 08/01/2026	1,235	1,302
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	400	417
5.000%, 03/01/2028	1,000	1,080

		22,826

Massachusetts — 2.5%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	351
5.000%, 04/01/2025	400	410
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2023	2,400	2,403
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	2,200	2,271
4.660%, 07/01/2049 (A)(C)	6,250	6,187
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,019

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	$2,500	$2,235
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	458
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	580
5.000%, 07/01/2025	850	865
5.000%, 07/01/2026	1,000	1,024
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
4.000%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB, FHA
0.450%, 12/01/2024	1,000	958
Millbury, GO
5.000%, 08/30/2024	3,000	3,046
Nauset, Regional School District, GO
5.000%, 05/16/2024	1,230	1,243

		24,375

Michigan — 1.7%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	924
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,083
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,557
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,046
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	3,010	3,066

		16,676

Minnesota — 1.4%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	286
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	297
6.000%, 02/01/2027	200	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maple Grove, Health Care Facilities Revenue Refunding, Maple Grove Hospital, RB
5.000%, 05/01/2024	$1,200	$1,208
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,127
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,332
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	345
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	521
1.050%, 07/01/2026	1,145	1,054
0.950%, 01/01/2026	1,140	1,062
0.875%, 07/01/2025	1,130	1,067
0.800%, 01/01/2025	565	541
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,500
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	510
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (B)	1,445	1,376

		13,444

Mississippi — 0.5%
Mississippi State, Development Bank, Jasckson Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2023	855	855
Warren County, Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,915
Warren County, Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,385

		5,155

Missouri — 1.4%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	603
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	217

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jackson County, RB
5.000%, 12/01/2027	$1,110	$1,179
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,482
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	565	584
Missouri State, Public Utilities Commission, RB
4.000%, 12/01/2024	2,000	2,001

		14,066

Nebraska — 0.3%
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	1,260	1,292
Gretna, COP
5.000%, 12/15/2025	2,000	2,035

		3,327

New Hampshire — 0.1%
National Finance Authority, New Hampshire Pollution Control Refunding, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	517

New Jersey — 5.4%
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	490
Hopewell, GO
4.000%, 09/27/2023	7,205	7,210
New Jersey State, Economic Development Authority, Cooper Health Systems Project, Ser A, RB
4.010%, 11/01/2038 (A)(E)	425	425
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,642
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2023	760	762

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.310%, 09/01/2025 (A)	$1,050	$1,052
5.000%, 03/01/2024	1,500	1,510
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GGG, RB
5.250%, 09/01/2023 (C)	3,500	3,500
New Jersey State, Economic Development Authority, Transit Corporation Project, Ser B, RB
5.000%, 11/01/2024	14,780	15,005
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,905
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB, FHA
3.125%, 02/01/2025 (A)	5,620	5,534
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,051
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (B)	755	597
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.250%, 12/15/2023	400	402
5.000%, 12/15/2023	680	682
New Jersey State, Turnpike Authority, Ser D1, RB
4.511%, 01/01/2024 (A)	1,550	1,550
Newark, Board of Education, GO
5.000%, 07/15/2024	600	607
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,076
Newark, Ser D, GO
4.000%, 09/29/2023	1,500	1,500
Passaic, Ser A, GO
5.000%, 08/01/2024	695	704
5.000%, 08/01/2025	700	719

		52,923

New Mexico — 0.2%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	991
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	603

		1,594

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 8.5%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	$3,535	$3,524
Cobleskill-Richmondville, Central School District, GO
4.750%, 06/21/2024	1,245	1,256
Geneva, School District, GO
4.500%, 06/20/2024	2,020	2,029
4.500%, 07/11/2024	4,500	4,521
Hermon-DeKalb, Central School District, GO
4.500%, 06/28/2024	1,000	1,006
Long Island, Power Authority, RB
4.553%, 05/01/2033 (A)	250	250
Long Island, Power Authority, Ser B, RB
1.650%, 09/01/2049 (A)	2,945	2,877
0.850%, 09/01/2050 (A)	2,000	1,875
Long Island, Power Authority, Ser C-REMK, RB
4.553%, 05/01/2033 (A)	480	480
Lowville, Ser A, GO
4.625%, 08/22/2024	780	781
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,552
Metropolitan New York, Transportation Authority, Ser D, RB
3.888%, 11/01/2035 (A)	2,700	2,693
Metropolitan New York, Transportation Authority, Sub-Ser C-1, RB
5.000%, 11/15/2027	1,290	1,322
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
4.108%, 11/01/2032 (A)	1,000	1,000
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2023	400	401
5.000%, 12/01/2024	550	555
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,050
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	746
New York City, Housing Development Authority, RB
1.100%, 11/01/2059 (A)	5,335	5,222
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	4,877
0.600%, 05/01/2061 (A)	2,945	2,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	$750	$753
New York City, Ser C, GO, AGC
4.440%, 10/01/2027 (A)	2,275	2,275
New York City, Sub-Ser A-4, GO, AGM
4.350%, 08/01/2026 (A)	1,075	1,075
New York City, Sub-Ser, GO
4.260%, 10/01/2046 (A)	300	300
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,730
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	980
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	1,990
0.850%, 11/01/2024	1,305	1,254
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	3,500	3,301
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	3,895	3,778
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2023	295	296
5.000%, 12/01/2026	1,000	1,033
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,806
5.000%, 12/01/2024	900	915
5.000%, 12/01/2025	800	823
5.000%, 12/01/2026	1,000	1,043
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,094
Onondaga County, Industrial Development Agency, Baldwinsville Senior Housing Preservation Project, Ser Senior HSG, RB, FHA
4.000%, 12/01/2024 (A)	5,950	5,947
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,103
Watertown, Enlarged City School District, GO
4.500%, 06/27/2024	2,705	2,721

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	$565	$574
5.000%, 09/01/2025	750	773
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2024	500	509

		82,822

North Carolina — 2.4%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	992
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	919
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co. Project, RB
1.375%, 05/01/2034 (A)	1,000	954
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,907
North Carolina State, Housing Finance Agency, Wind Crest Senior Living LP, RB
4.500%, 06/01/2024	1,000	1,000
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024 (D)	17,000	17,093

		22,865

North Dakota — 0.3%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	968
Larimore, GO
0.850%, 05/01/2024	1,700	1,651

		2,619

Ohio — 3.8%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,646
American Municipal Power, City of Wapakoneta Project, RB
4.500%, 06/21/2024	3,470	3,487
American Municipal Power, Combined Hydroelectric Project, RB
1.000%, 02/15/2048 (A)	1,465	1,422
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	1,595	1,604
American Municipal Power, Village of Grafton Project, RB
4.625%, 04/12/2024	800	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	$910	$921
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,469
Dayton, School District, COP
3.000%, 12/01/2025	170	167
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,731
Montgomery County, Premier Health Partners, RB
5.000%, 11/15/2024	1,000	1,009
Newark, GO
4.000%, 09/26/2023	1,000	1,000
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,908
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,490
Ohio State, Housing Finance Agency, Post Oak Station, RB, FHA
3.350%, 07/01/2025 (A)	2,865	2,831
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,172
Ohio State, University Hospital Project, RB
5.000%, 01/15/2024	200	201
Ohio State, University Hospital Project, Ser D, RB
5.000%, 01/15/2039 (A)	1,775	1,776
Sandusky, Ohio Justice Center Construction, GO
5.000%, 09/07/2023	1,000	1,000

		36,637

Oklahoma — 0.2%
Osage County, Industrial Authority, RB
2.000%, 09/01/2023	2,000	2,000
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	408

		2,408

Oregon — 0.9%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2024 (B)	500	486
0.000%, 06/15/2025 (B)	460	431

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (B)	$350	$302
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (B)	1,685	1,581
0.000%, 06/15/2026 (B)	2,725	2,471
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (B)	250	225
0.000%, 06/15/2028 (B)	395	331
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	999
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,000	2,097

		9,053

Pennsylvania — 4.1%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
4.480%, 11/15/2024 (A)	1,550	1,545
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
4.760%, 11/15/2047 (A)	3,000	2,954
Bethlehem, School District Authority, RB
3.908%, 07/01/2031 (A)	925	905
Dallastown Area, School District, GO
5.000%, 04/15/2027	520	530
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	253
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	598
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	953
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	611

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
4.500%, 11/01/2035 (A)	$1,000	$992
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	101
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,267
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,694
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
4.460%, 06/01/2041 (A)	500	500
1.750%, 08/01/2038 (A)	7,250	7,092
Pennsylvania State, GO
5.000%, 10/01/2024	2,250	2,290
5.000%, 01/01/2028	2,805	2,978
Pennsylvania State, Housing Finance Agency, RB, FHA
1.250%, 02/01/2025 (A)	4,000	3,950
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,224
Pennsylvania State, Turnpike Commission, RB
0.000%, 07/15/2041 (A)(F)	2,500	2,500
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,595	1,609
4.000%, 12/01/2025	820	830
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,000	1,037
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2023	3,000	3,000
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	481

		39,894

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	141

South Carolina — 0.1%
Patriots Energy Group, Financing Agency, Ser A, RB
4.000%, 10/01/2048 (A)	5	5

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	$525	$530
5.000%, 07/01/2027	400	416

		951

Tennessee — 0.4%
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2024	500	505
5.000%, 07/01/2027	400	418
5.000%, 07/01/2028	400	423
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	494
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	750	778
5.250%, 12/01/2026	700	715
4.000%, 09/01/2024	500	500

		3,833

Texas — 12.1%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	335
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,056
3.500%, 11/01/2043 (A)	11,000	10,932
Beaumont, GO
5.000%, 03/01/2024	265	267
Cameron County, Housing Finance, RB
3.500%, 12/01/2024 (A)	1,000	998
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,513
Clear Creek, Independent School District, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,496
0.280%, 02/15/2038 (A)	1,000	960
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	353
Coastal Bend, Health Facilities, Ser B, RB, AGM
4.480%, 07/01/2031 (A)	125	125
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	703
6.500%, 09/01/2026	390	419
6.500%, 09/01/2027	635	699
6.500%, 09/01/2028	245	276
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,365	1,317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	$505	$511
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,806
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,280
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,523
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,016
Dallas-Fort Worth, International Airport Revenue, Ser B, RB
5.000%, 11/01/2025	1,100	1,135
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,000	1,051
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	2,015
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	765	719
0.720%, 08/01/2051 (A)	845	747
Fort Bend, Independent School District, Ser B-REMK, GO, PSF-GTD
3.650%, 08/01/2052 (A)	2,000	1,996
Galveston, Public Facility, The Oleanders at Broadway, RB, FHA
0.470%, 08/01/2025 (A)	1,500	1,446
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	394
4.000%, 10/01/2028	525	539
Greater Texoma, Utility Authority, Ser A, RB, BAM
5.000%, 10/01/2028	800	865
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2024	850	853
5.000%, 03/01/2025	450	454
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,099
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	1,625	1,647

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	$1,000	$942
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
4.130%, 07/01/2031 (A)	1,250	1,250
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	639
4.000%, 09/01/2026	665	673
4.000%, 09/01/2027	695	709
4.000%, 09/01/2028	725	742
4.000%, 09/01/2029	755	769
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB, FHA
3.500%, 08/01/2025 (A)	1,753	1,741
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2023	390	390
5.000%, 09/01/2025	295	299
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,010
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,547
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	979
Kermit, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	200	204
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,115
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,962
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,271
North East Texas, Independent School District, GO, PSF-GTD
3.600%, 08/01/2052 (A)	3,000	2,993
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2024	325	322
3.000%, 08/15/2025	335	328
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,710	1,776

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	$325	$327
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,318
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	207
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	2,986
San Antonio, Electric & Gas Systems Revenue, RB
4.930%, 02/01/2048 (A)	2,500	2,500
3.650%, 02/01/2053 (A)	1,000	990
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,454
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,167
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	990
San Antonio, Water System, Ser B-REM, RB
4.710%, 05/01/2044 (A)	6,850	6,839
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,900	1,881
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,000	1,032
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,371
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
4.420%, 12/15/2026 (A)	1,260	1,252
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
4.354%, 09/15/2027 (A)	3,060	3,039
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2023	500	501
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2023	750	750

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2024	$245	$247
4.500%, 08/15/2025	250	255

		117,312

Utah — 0.2%
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,312
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	206

		1,518

Virginia — 1.3%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	3,500	3,506
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,953
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,371
Virginia State, Port Authority, Commonwealth Port Fund, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (G)	500	510
Virginia State, Small Business Financing Authority, The Obligated Group of National Senior Campuses Inc, RB
5.000%, 01/01/2025	1,000	1,011

		12,351

Washington — 1.4%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
4.260%, 11/01/2045 (A)	6,000	5,888
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser S, RB
4.510%, 11/01/2045 (A)	1,525	1,525
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	2,500	2,553
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,547
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	914

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	$1,000	$986
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2024	160	161
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	355

		13,929

West Virginia — 1.3%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,485
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	9,912

		12,397

Wisconsin — 2.0%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,078
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,120
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,037
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,314
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,169
0.650%, 03/01/2025	1,700	1,619
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	600	570
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	991

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Renown Regional Medical Center Project, RB
5.000%, 06/01/2024	$1,120	$1,128
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,738
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	6,500	6,571

		19,646

Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	1,988

Total Municipal Bonds
(Cost $1,003,392) ($ Thousands)		982,508

TAX-EXEMPT COMMERCIAL PAPER — 0.2%
Mercer County
3.600%, 10/10/2023	1,000	1,000
North Texas, Municipal Water District, Wastewater Revenue
4.200%, 10/02/2023	725	725

Total Tax-Exempt Commercial Paper
(Cost $1,725) ($ Thousands)		1,725

Total Investments in Securities — 101.3%
(Cost $1,005,117) ($ Thousands)		$984,233

Percentages are based on Net Assets of $971,561 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $34,571 ($ Thousands), representing 3.6% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.
(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	No interest rate available.
(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

As of August 31, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

California Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
California — 98.9%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,412
5.000%, 09/02/2025	990	1,025
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,080
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,121
5.000%, 02/01/2028	3,000	3,240
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,891
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,099
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	439
5.000%, 04/01/2030	425	470
5.000%, 04/01/2031	470	526
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	414
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.000%, 08/01/2027	$3,000	$3,175
5.000%, 08/01/2028	2,665	2,867
5.000%, 08/01/2031	5,000	5,365
5.000%, 11/01/2031	7,500	8,529
5.000%, 10/01/2035	5,000	5,787
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,337
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,615
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,218
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,420
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,570
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	1,986
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,078
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	528
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	941	908
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,409	1,374
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,428
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,380
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	582
5.000%, 11/01/2032	850	929

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	$500	$503
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,117
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,013
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	507
5.000%, 07/01/2027	1,170	1,214
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	461
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,259
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,037
5.000%, 06/30/2029	1,300	1,349
5.000%, 12/31/2029	1,000	1,038
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2026	310	324
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	750
5.000%, 05/15/2030	900	973
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	517
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,926
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,113
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser B, RB
5.000%, 10/01/2028	$2,005	$2,174
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,420
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	908
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,664
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,306
5.000%, 03/01/2029	1,300	1,441
5.000%, 10/01/2030	1,230	1,374
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,115
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,796
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,211
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,025
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,355	1,176
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (C)	3,365	3,474
5.000%, 06/01/2026 (C)	1,500	1,580
5.000%, 06/01/2027 (C)	5,000	5,380
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	2,275	2,473
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2025	1,000	1,037
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,022
5.000%, 05/01/2026	500	521

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2025	$570	$587
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,049
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2034	760	902
5.000%, 08/01/2035	500	585
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,138
5.000%, 05/15/2027	2,000	2,100
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,420
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	623
5.000%, 07/01/2035	1,000	1,179
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,646
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,963
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,035
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,382
5.000%, 05/15/2028	1,000	1,063
5.000%, 05/15/2029	3,000	3,223
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	291
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	454
5.000%, 07/01/2034	545	640
5.000%, 07/01/2035	1,210	1,410
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,036
Los Angeles, RB
5.000%, 06/27/2024	1,000	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	$3,000	$3,382
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,940	4,424
5.000%, 07/01/2031	5,000	5,755
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,094
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	826
5.000%, 10/01/2035	900	1,051
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	2,995
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	875	854
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,120
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,077
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	578
5.000%, 10/01/2026	500	525
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,036
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2025	1,000	1,033
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	899
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,107
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	510
5.000%, 07/01/2026	400	413
5.000%, 07/01/2027	500	523
5.000%, 07/01/2028	1,000	1,041
5.000%, 07/01/2031	5,000	5,439

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	$1,200	$1,222
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,070
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2032	350	412
5.000%, 10/15/2033	250	297
5.000%, 10/15/2034	250	294
5.000%, 10/15/2035	250	291
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	337
5.000%, 10/15/2030	400	458
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	1,000	1,042
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,160
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,116
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,565
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	2,887
5.000%, 05/01/2032	2,500	2,879
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,326
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,016
5.000%, 03/01/2026	1,780	1,830
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	555
5.000%, 03/01/2030	700	791
5.000%, 03/01/2031	860	987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	$1,000	$1,075
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	956
3.000%, 08/01/2033	2,580	2,404
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,484
Solano County, COP
5.000%, 11/01/2025	700	727
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	913
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	2,990
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,045
5.000%, 09/01/2027	1,000	1,047
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	601
4.000%, 08/01/2028	435	450
4.000%, 08/01/2029	735	765
4.000%, 08/01/2030	1,320	1,378
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	539
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,298
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,320
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,040
5.000%, 04/01/2028	2,000	2,091
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,284

Total Municipal Bonds
(Cost $264,134) ($ Thousands)		248,114

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

California Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	361,227	$361

Total Cash Equivalent
(Cost $361) ($ Thousands)		361

Total Investments in Securities — 99.0%
(Cost $264,495) ($ Thousands)		$248,475

Percentages are based on Net Assets of $251,066 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $1,926 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	248,114	–	248,114
Cash Equivalent	361	–	–	361
Total Investments in Securities	361	248,114	–	248,475

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$591	$59,014	$(59,244)	$—	$—	$361	$63	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.6%
Massachusetts — 97.6%
Boston, Ser A, GO
4.000%, 11/01/2031	$1,500	$1,604
Hingham, GO
4.000%, 02/15/2030	340	354
4.000%, 02/15/2031	320	333
Lowell, GO
5.000%, 09/01/2027	1,520	1,644
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	577
5.250%, 07/01/2031	750	880
5.000%, 07/01/2026	1,000	1,055
5.000%, 07/01/2027	1,500	1,616
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,156
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,047
5.000%, 08/01/2030	1,315	1,499
5.000%, 02/01/2032	1,000	1,164
5.000%, 02/01/2033	1,000	1,178
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	890
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,059
5.000%, 01/01/2029	1,000	1,111
Massachusetts State, Department of Transportation, Metropolitan Highway System, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,087
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	$1,000	$1,115
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	625
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,117
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	208
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,090
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	514
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	519
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	504
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	209
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,051
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,178
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	758
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,107
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	431
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	733

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	$500	$507
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	402
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	856
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,164
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,037
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	228
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	883
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	404
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2033	1,000	1,061
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	567
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	463
5.000%, 07/01/2032	440	497
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,042
5.000%, 07/01/2029	840	892
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,048
5.000%, 07/01/2028	1,250	1,325
5.000%, 07/01/2029	500	538
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	$310	$338
Massachusetts State, Ser B, GO
5.000%, 07/01/2027	1,000	1,076
5.000%, 01/01/2028	1,500	1,631
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,905
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	1,000	1,084
5.000%, 09/01/2028	1,000	1,102
5.000%, 11/01/2030	1,000	1,139
5.000%, 11/01/2031	345	391
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,102
Massachusetts State. Development Finance Agency, Boston University, Ser FF, RB
5.000%, 10/01/2027	400	430
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,059
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,667
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,279
Worcester, GO
4.000%, 02/15/2030	285	295

Total Municipal Bonds
(Cost $63,350) ($ Thousands)		60,107

	Shares
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	2,115,316	2,115

Total Cash Equivalent
(Cost $2,115) ($ Thousands)		2,115

Total Investments in Securities — 101.0%
(Cost $65,465) ($ Thousands)		$62,222

Percentages are based on Net Assets of $61,627 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 3).

SEI Tax Exempt Trust

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	60,107	–	60,107
Cash Equivalent	2,115	–	–	2,115
Total Investments in Securities	2,115	60,107	–	62,222

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$-	$22,503	$(20,388)	$—	$—	$2,115	$32	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Delaware — 2.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,099
5.000%, 01/01/2030	180	201
5.000%, 01/01/2031	115	130
5.000%, 01/01/2032	225	258
5.000%, 01/01/2033	225	258

		1,946

New Jersey — 83.9%
Bergen County, GO
3.000%, 07/15/2029	1,000	981
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,234
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,004
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	429
5.000%, 01/15/2026	1,820	1,891
Carlstadt, School District, GO
5.000%, 05/01/2025	500	505
Edison, GO
3.000%, 03/15/2033	1,635	1,545
Essex County, GO
5.000%, 08/01/2025	2,500	2,581
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	413
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	516
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	$500	$523
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,051
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	417
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	1,225	1,260
4.000%, 06/01/2031	2,000	2,094
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	986
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,925
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	725
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,049
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,210
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,357
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,027
5.000%, 07/01/2033	350	393
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,027
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,431
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,033

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	$1,905	$1,945
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	769
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,044
5.000%, 07/01/2031	725	806
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,092
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,125
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,045
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	1,000	1,024
5.000%, 07/01/2032	1,225	1,377
5.000%, 07/01/2045 (A)	1,500	1,549
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,343
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
5.000%, 07/01/2026	940	944
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
Pre-Refunded @ 100
5.000%, 01/01/2024 (B)	60	60
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,579
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	718
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	$485	$522
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	753
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	216
5.000%, 07/01/2029	270	295
5.000%, 07/01/2030	260	284
5.000%, 07/01/2031	375	409
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,557
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,104
4.000%, 06/15/2035	500	509
4.000%, 06/15/2036	415	418
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2031	1,195	1,228
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,585
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,074
5.000%, 06/15/2036	940	1,021
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2027	260	263
5.000%, 01/01/2028	1,430	1,509
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,079
5.000%, 01/01/2034	1,500	1,608
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,022
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,040
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,505
5.000%, 01/01/2029	960	1,033
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	723

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, Paterson Project, RB
5.000%, 06/15/2025	$250	$257
5.000%, 08/01/2027	545	564
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,043
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	542
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	135	136
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	522
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	534
Verona, Board of Education, GO
5.000%, 03/01/2025	500	511

		78,654

New York — 11.0%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,070
5.000%, 11/01/2032	2,415	2,589
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,396
4.000%, 07/15/2036	1,325	1,304

		10,359

Pennsylvania — 1.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,551

Total Municipal Bonds
(Cost $96,987) ($ Thousands)		92,510

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	450,923	451

Total Cash Equivalent
(Cost $451) ($ Thousands)		451

Total Investments in Securities — 99.2%
(Cost $97,438) ($ Thousands)		$92,961

Percentages are based on Net Assets of $93,733 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	92,510	–	92,510
Cash Equivalent	451	–	–	451
Total Investments in Securities	451	92,510	–	92,961

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,992	$35,905	$(37,446)	$—	$—	$451	$89	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

New York Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
New York — 98.6%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$966
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,058
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	360
5.000%, 08/01/2027	275	287
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	529
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,020
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	514
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	678
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	829
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,265
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,057
5.000%, 09/01/2027	1,000	1,077
1.000%, 09/01/2025	1,000	900
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,077
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	$3,000	$3,179
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,053
5.000%, 11/15/2026	1,000	1,025
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,048
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	773
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,103
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,480
4.000%, 11/15/2032	1,000	1,084
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,043
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,081
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,406
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,678
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	455
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,062
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,888
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,070
New York City, Ser C, GO
5.000%, 08/01/2032	3,345	3,722
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,072
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,063

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	$700	$793
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,522
5.000%, 04/01/2030	675	752
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,158
5.000%, 07/15/2031	1,000	1,143
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	1,750	2,015
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	1,000	1,189
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,023
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	534
5.000%, 07/01/2030	1,095	1,213
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	1,811
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2024	1,000	1,011
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group, RB
5.000%, 08/01/2035	2,000	2,268
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,151
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,495	1,577
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	799
5.000%, 10/01/2030	1,200	1,325
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,059
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2025	500	516
5.000%, 07/01/2026	1,100	1,152
5.000%, 03/15/2028	905	912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 10/01/2029	$2,500	$2,672
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,285
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026 (B)	2,750	2,874
5.000%, 03/15/2032	1,500	1,716
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,583
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	863
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	990
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,462
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	1,776
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,205
New York State, Thruway Authority, Ser K, RB
5.000%, 01/01/2030	745	759
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,992
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2032	1,000	1,076
5.000%, 12/01/2033	1,500	1,611
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,084
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,282
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2025	1,000	1,029
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	$1,615	$1,794
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	860
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	822
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	796
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,250
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 11/15/2026	3,000	3,171
5.000%, 05/15/2035	500	574
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	763
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	263
5.000%, 07/01/2026	300	307
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,819

Total Municipal Bonds
(Cost $116,118) ($ Thousands)		111,088

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	284,412	284

Total Cash Equivalent
(Cost $284) ($ Thousands)		284

Total Investments in Securities — 98.9%
(Cost $116,402) ($ Thousands)		$111,372

Percentages are based on Net Assets of $112,580 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	111,088	–	111,088
Cash Equivalent	284	–	–	284
Total Investments in Securities	284	111,088	–	111,372

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$314	$61,328	$(61,358)	$—	$—	$284	$94	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Pennsylvania Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Pennsylvania — 98.9%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,424
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	558
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	568
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,638
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,170
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,092
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,882
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (A)	525	548
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,051
Chester County, GO
4.000%, 07/15/2029	300	314
4.000%, 07/15/2030	250	262
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	189
5.000%, 09/01/2029	375	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	$1,000	$1,037
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	847
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,023
Daniel Boone Area, School District, GO
5.000%, 04/01/2026	780	798
Daniel Boone Area, School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	226
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	501
5.000%, 07/01/2028	500	503
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	647
5.000%, 11/01/2026	425	447
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,082
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,390
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,078
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	658
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	554
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,040
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,015
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,404
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	523
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	408

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	$1,225	$1,182
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	1,700	1,527
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	979
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2025	1,885	1,923
5.000%, 09/01/2026	690	705
5.000%, 09/01/2027	660	675
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	511
5.000%, 09/01/2028	1,500	1,589
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	744
Montgomery County, Ser C, GO
5.000%, 09/01/2030	500	560
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	425
5.000%, 07/01/2029	350	378
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	939
Pennsylvania State University, RB
5.000%, 09/01/2035	850	977
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	528
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,660
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,620
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	983
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,036

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 02/01/2025	$1,000	$1,012
5.000%, 10/15/2029	750	816
5.000%, 10/15/2030	925	1,018
Pennsylvania State, GO
5.000%, 01/01/2026	5,000	5,203
5.000%, 05/01/2030	1,000	1,119
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,184
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,206
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	795
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,043
5.000%, 06/15/2028	1,500	1,598
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,565
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	914
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,063
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	538
Pennsylvania State, Housing Finance Agency, Ser 2022-139A, RB
4.250%, 10/01/2052	1,975	1,965
Pennsylvania State, Public School Building Authority, Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,047
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,684
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	535
5.000%, 07/01/2028	400	431
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2029	700	777

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 12/01/2030	$1,875	$2,110
5.000%, 12/01/2031	1,000	1,110
5.000%, 12/01/2032	2,000	2,265
5.000%, 12/01/2035	675	768
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	622
5.000%, 12/01/2032	1,550	1,749
5.000%, 12/01/2033	375	428
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	564
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	536
5.000%, 12/01/2034	1,000	1,124
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,187
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,013
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,605
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,326
5.000%, 08/01/2026	2,200	2,252
5.000%, 08/01/2027	1,705	1,803
5.000%, 10/01/2029	2,000	2,072
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,105
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	803
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,044
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,096
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	427
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,003
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,047
5.000%, 08/01/2027	1,000	1,064
5.000%, 05/01/2028	1,000	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 05/01/2031	$1,000	$1,123
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,390
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	777
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	500
5.000%, 11/01/2027	1,800	1,928
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,554
5.000%, 06/01/2034	800	906
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,070
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,121
Pittsburgh, GO
5.000%, 09/01/2027	415	444
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	427
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	657
Pittsburgh, School District, GO, AGM
5.000%, 09/01/2025	1,000	1,022
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,101
5.000%, 09/01/2029	750	831
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	498
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	281
5.000%, 10/01/2031	325	368
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,024
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,017
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2025	500	513

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	$1,000	$1,141
5.000%, 06/01/2033	1,000	1,143
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,687
5.000%, 03/01/2027	1,000	1,061
5.000%, 03/01/2028	725	779
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,049
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	1,225	1,246
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2026	1,610	1,662
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,025

Total Municipal Bonds
(Cost $148,288) ($ Thousands)		141,286

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	257,927	258

Total Cash Equivalent
(Cost $258) ($ Thousands)		258

Total Investments in Securities — 99.1%
(Cost $148,546) ($ Thousands)		$141,544

Percentages are based on Net Assets of $142,803 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	141,286	–	141,286
Cash Equivalent	258	–	–	258
Total Investments in Securities	258	141,286	–	141,544

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,913	$28,335	$(29,990)	$—	$—	$258	$46	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 71.9%
Alabama — 3.1%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$669
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,110
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,191
Black Belt, Energy Gas District, Sub-Ser, RB
4.958%, 07/01/2052 (A)	1,000	990
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	830
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	12,613
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,533
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 01/01/2054 (A)	3,400	3,525
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 06/01/2049 (A)	1,565	1,558
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (C)	3,263	3,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	$2,865	$2,594

		32,662

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	1
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,618

		3,619

Arizona — 0.9%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,014
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	687
5.000%, 01/01/2038	675	462
4.500%, 01/01/2040	965	511
4.500%, 01/01/2049	1,000	559
4.250%, 01/01/2039	1,000	616
4.250%, 01/01/2040	750	454
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	300
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,491
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	355
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,305
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	916
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	255	217

		9,887

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	$4,250	$4,084
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	763

		4,847

California — 9.6%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,019
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 02/01/2054 (A)	3,500	3,666
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,891
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	3,855	3,996
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	786
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(C)	5,000	4,974
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	422
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	944
California State, Municipal Finance Authority, Palomar Health, Ser A, RB, AGM
5.250%, 11/01/2052	1,500	1,601
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	$750	$450
6.750%, 12/01/2028 (C)(D)	2,175	1,305
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,514
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,507
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	446
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	931
5.000%, 06/01/2051 (C)	1,000	912
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	2,000	1,710
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,100
5.000%, 12/01/2041 (C)	2,500	2,451
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	6,000	6,093
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	868
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	340
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,487
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	698
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	761
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	348
2.650%, 12/01/2046 (C)	2,220	1,637

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	$1,750	$1,214
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,800	2,723
0.000%, 09/01/2032 (C)(E)(F)	7,800	3,696
CSCDA, Community Improvement Authority, Waterscape Apartments, Ser B-MEZZ, RB
4.000%, 09/01/2046 (C)	425	341
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,011
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	58,000	5,744
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	2,255	2,058
Long Beach, Towne Center Project, SAB
5.400%, 10/01/2023	650	651
Long Beach, Unified School District, Ser C, GO
4.000%, 08/01/2050	3,900	3,732
Los Angeles, Community College District, GO
2.106%, 08/01/2032	3,600	2,926
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	962
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	6,985
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,162
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	5,942
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	2,876
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,021
5.000%, 09/01/2031	1,000	1,021
5.000%, 09/01/2032	1,000	1,020
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,091
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	$12,000	$2,304
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	754
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,111

		101,435

Colorado — 1.6%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,428
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	467
5.000%, 12/01/2048	500	436
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	394
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	509
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	380
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	453
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,089
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	416
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,778
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	690
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	529
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,131
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,844
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	501

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	$875	$847
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	183
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	768	633
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	838

		16,546

Connecticut — 0.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	1,000	806
5.000%, 09/01/2053 (C)	1,500	1,163

		1,969

Delaware — 1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,935	1,811
3.167%, 10/01/2038 (A)(C)	10,965	9,108

		10,919

Florida — 2.0%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,285
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	349
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	60
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	854
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	2,713
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	390
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	530
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Village Community Development District No. 15, SAB
5.250%, 05/01/2054 (C)	$1,000	$1,003
5.000%, 05/01/2043 (C)	1,500	1,503
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	88
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,027
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (G)	2,900	1,990
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,984
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,620	3,611
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	700
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	628
4.000%, 05/15/2028	1,205	1,163
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	358

		20,714

Georgia — 2.2%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,144
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,001
5.000%, 06/01/2053 (A)	2,150	2,204
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	3,500	3,629

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	$5,500	$5,690
5.500%, 07/01/2064	1,000	1,036
5.000%, 01/01/2059	500	502
5.000%, 07/01/2060	5,000	4,983
5.000%, 01/01/2063	1,700	1,713
4.000%, 01/01/2049	1,000	899

		22,801

Idaho — 0.1%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	305	306
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,138

		1,444

Illinois — 3.8%
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (G)	545	539
Chicago, Board of Education, Ser C, GO
5.250%, 12/01/2035	2,500	2,502
5.000%, 12/01/2027	500	516
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	479
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,161
Chicago, Project and Refunding, Ser A, GO
6.000%, 01/01/2038	10,500	11,064
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,550
Chicago, Wastewater Transmission Revenue Authority, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,065
Hillside, TA
5.000%, 01/01/2030	1,345	1,332
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	272
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	702
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	700
5.000%, 02/15/2037 (D)	1,750	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (D)	$1,000	$400
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	514
Illinois State, GO
5.000%, 02/01/2039	5,000	5,001
Illinois State, RB
5.000%, 06/15/2026	2,000	2,002
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,521
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,601
Illinois State, Ser D, GO
5.000%, 11/01/2027	1,000	1,052
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	324
0.000%, 01/01/2031 (G)	300	223
0.000%, 01/01/2033 (G)	100	68

		40,288

Indiana — 1.3%
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012A, RB
4.250%, 11/01/2030	3,000	2,990
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012C, RB
3.000%, 11/01/2030	2,500	2,303
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	10,600	7,888

		13,181

Iowa — 0.4%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	603	613
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	980	969
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,832

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	$11,490	$1,248

		4,662

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	844
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	404
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	466
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	2,000	755

		2,469

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	765
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.000%, 11/15/2036	1,700	1,412
Scott County, School District Finance, RB, BAM
5.000%, 09/01/2041	5,000	5,414

		7,591

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	900	940
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	500	440
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	800	830

		2,210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	$2,600	$2,287

Maryland — 0.2%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	626
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
7.000%, 08/01/2048	1,500	1,571

		2,197

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,535

Michigan — 2.9%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,103
5.250%, 05/01/2027	300	311
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	5,800	4,324
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,029
Michigan State, Finance Authority, Local Government Loan Program, RB
4.500%, 10/01/2029	5,750	5,662
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	235
4.800%, 09/01/2040	185	148
4.300%, 09/01/2030	120	107
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,156
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,056
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	1,847
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	5,033

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Trunk Line Fund, Rebuilding Michigan Program, RB
5.000%, 11/15/2046	$4,000	$4,299

		30,310

Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	470	455
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	750
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	560
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	491
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	275	254

		2,510

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	798
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,215
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,345	2,327

		7,340

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,165

Nevada — 1.3%
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
0.000%, 01/01/2050 (A)(C)(E)	5,600	5,601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)	$2,942	$2,668
5.125%, 12/15/2037 (C)	2,252	1,757
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,003
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (C)(G)	20,500	2,511

		13,540

New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	4,063	3,670
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,499	1,367
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	1,003

		6,040

New Jersey — 1.7%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,474
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,180
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	415
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,018
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	720	708
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,273
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser CC, RB
5.500%, 06/15/2050	500	545
Newark, GO, NATL
0.000%, 04/01/2033 (G)	6,220	3,613

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	$500	$486
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,494

		18,206

New York — 7.3%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,474
Hempstead Town, Local Development, Acadamy Charter School Project, RB
4.600%, 02/01/2051	500	361
Hempstead Town, Local Development, Academy Christian School Project, RB
6.760%, 02/01/2048	1,000	1,003
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,306
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
4.058%, 03/01/2026 (A)	425	429
4.048%, 03/01/2025 (A)	400	401
New York City, Municipal Water Finance Authority, RB
4.050%, 06/15/2046 (A)	10,000	10,000
New York City, Municipal Water Finance Authority, Sub-Ser, RB
3.200%, 06/15/2044 (A)	7,000	7,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	729
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,341
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,087
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,118
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	3,958
5.000%, 11/15/2044 (C)	10,750	10,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	$5,000	$5,042
5.000%, 01/01/2029	545	560
5.000%, 01/01/2033	4,085	4,201
4.000%, 10/01/2030	1,000	985
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,185	1,223
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,967
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,227
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,600	1,526
TSASC, Tobacco Settlement Bond, Ser A, RB
5.000%, 06/01/2033	5,790	5,986
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,957
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	733
5.250%, 09/15/2053	2,500	1,760

		76,623

North Dakota — 0.1%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	750
6.625%, 12/15/2031 (C)(D)	1,000	500

		1,250

Ohio — 2.2%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,800	4,388
0.000%, 06/01/2057 (G)	36,500	4,203
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,661
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	189
6.500%, 12/01/2037 (C)(D)	1,100	319

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	$1,900	$418
6.000%, 04/01/2038 (C)(D)	1,615	355
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	3,500	3,477
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	3,818
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (C)(D)	3,000	2,544

		23,372

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,501
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	1,948
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,564
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	2
6.875%, 11/01/2046 (D)	1,081	1
6.625%, 11/01/2036 (D)	522	–

		6,016

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,285
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	56
Oregon State, Housing & Community Services Department, Single-Family Mortgage Program, Ser B, RB
4.220%, 07/01/2037 (A)(H)	200	200

		1,541

Other — 0.4%
Freddie Mac, Multifamily ML Certificates, RB
4.140%, 01/25/2040 (A)	4,990	4,561

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 2.8%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	$1,000	$1,010
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	313
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,750	4,241
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	248
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	484
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,500	2,560
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,061
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2034	2,000	2,118
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,256
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.500%, 06/30/2039	2,000	2,160
5.250%, 06/30/2053	5,000	5,072
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,236
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,757
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,869

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Cornwall, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	$120	$119

		29,504

Puerto Rico — 8.8%
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (D)	200	54
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
4.227%, 07/01/2029 (A)	9,040	8,465
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (D)	1,380	376
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (D)	1,265	345
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	12,234	9,971
Puerto Rico, Highway & Transportation Authority, Ser A, RB
5.000%, 07/01/2062	1,720	1,692
Puerto Rico, Highway & Transportation Authority, Ser B, RB
0.000%, 07/01/2032 (G)	1,118	718
Puerto Rico, Highway & Transportation Authority, Ser C, RB
0.000%, 07/01/2053 (E)(F)	9,412	5,941
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,503	6,294
0.000%, 07/01/2046 (G)	12,100	3,355
0.000%, 07/01/2051 (G)	37,000	7,601
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A2, RB
4.784%, 07/01/2058	11,604	10,848
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,945
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	194	187
0.000%, 07/01/2033 (G)	4,500	2,736
Puerto Rico, Ser A1, GO
4.000%, 07/01/2041	5,000	4,308
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	16,691	8,596
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	18,427	9,513

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	$23,505	$9,755

		92,700

Rhode Island — 0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,105
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,785

		7,890

South Carolina — 0.7%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	400
5.250%, 02/01/2027 (C)(D)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	127
South Carolina State, Jobs-Economic Development Authority, Seafields at Kiawah Island Project, RB
7.750%, 11/15/2058	1,350	1,338
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	5,150

		7,415

Tennessee — 1.5%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,770
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	479
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	495	495
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
5.750%, 10/01/2059	1,400	1,010
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	5,000	5,209
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,389

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	$4,000	$4,005

		15,357

Texas — 3.8%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,549
7.500%, 12/01/2045 (C)	1,750	1,129
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	434
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	3,472
10.000%, 06/01/2042 (A)(C)	1,500	1,445
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	9,255	9,680
7.000%, 03/01/2039	500	458
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,830
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,248
6.000%, 08/15/2038	1,500	1,510
Lamar, Consolidated Independent School District, Ser A, GO, PSF-GTD
4.000%, 02/15/2048	3,500	3,348
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,250	563
5.000%, 07/01/2031 (D)	250	112
5.000%, 07/01/2046 (D)	2,000	1,185
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,299
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	446
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	425
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	$1,000	$945
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	996
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	672
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
5.170%, 12/15/2026 (A)	3,000	2,952
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	1,250	1,251
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	2,500	1,500

		40,496

Utah — 0.5%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	500	369
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.250%, 07/01/2040	2,125	2,284
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	846
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,091
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	483

		5,073

Virgin Islands — 0.6%
Matching Fund Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2027	1,840	1,855
5.000%, 10/01/2032	4,530	4,536

		6,391

Virginia — 1.5%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	4,400	4,097
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	350

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	$1,000	$879
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	80	62
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,801
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,925
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,501

		15,674

Washington — 0.7%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,010
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	955
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,040
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	205
4.000%, 07/01/2028 (C)	400	367
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	1,155	1,138
5.250%, 06/01/2033	2,500	2,453

		7,168

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,147

Wisconsin — 2.8%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	$8,110	$2,822
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	781
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,159
5.000%, 08/01/2028	975	937
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,350
5.000%, 03/01/2048	1,500	1,315
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,028
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	2,100
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	700
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,457
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	2,165
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	1,000	636
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,552
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	832
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	3,118

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	$2,500	$2,072

		29,764

Total Municipal Bonds
(Cost $813,709) ($ Thousands)		759,316

CORPORATE OBLIGATIONS — 19.2%
Financials — 16.7%
Ally Financial
4.700%, H15T5Y + 3.868%(A)(I)	1,000	702
American Express
3.550%, H15T5Y + 2.854%(A)(I)	5,000	4,162
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(I)	6,900	6,753
Bank of America
6.500%, TSFR3M + 4.436%(A)(I)	800	802
6.250%, TSFR3M + 3.967%(A)(I)	5,000	4,975
6.125%, H15T5Y + 3.231%(A)(I)	3,800	3,686
4.375%, H15T5Y + 2.760%(A)(I)	3,000	2,575
Bank of New York Mellon
4.625%, TSFR3M + 3.393%(A)(I)	2,200	1,974
3.750%, H15T5Y + 2.630%(A)(I)	5,800	4,727
3.700%, H15T5Y + 3.352%(A)(I)	5,000	4,432
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,262
Barclays PLC
8.000%, H15T5Y + 5.672%(A)(I)	1,800	1,763
7.750%, USSW5 + 4.842%(A)(I)	1,000	1,000
4.375%, H15T5Y + 3.410%(A)(I)	3,000	2,063
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,907
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(I)	2,400	2,473
8.500%, H15T5Y + 4.354%(A)(C)(I)	1,400	1,395
6.625%, USISOA05 + 4.149%(A)(C)(I)	1,500	1,481
4.625%, H15T5Y + 3.196%(A)(C)(I)	6,600	5,462
BP Capital Markets PLC
4.375%, H15T5Y + 4.036%(A)(I)	600	574
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(I)	5,300	4,068
Charles Schwab
5.375%, H15T5Y + 4.971%(A)(I)	300	289
4.000%, H15T5Y + 3.168%(A)(I)	6,000	5,192
Citigroup
6.250%, TSFR3M + 4.779%(A)(I)	2,000	1,968
4.000%, H15T5Y + 3.597%(A)(I)	3,000	2,685
3.875%, H15T5Y + 3.417%(A)(I)	4,400	3,850

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citizens Financial Group
6.375%, TSFR3M + 3.419%(A)(I)	$2,380	$2,060
5.650%, H15T5Y + 5.313%(A)(I)	2,200	2,032
CoBank ACB
6.250%, US0003M + 4.660%(A)(I)	500	480
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(I)	2,000	1,993
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(I)	3,000	2,346
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(C)(I)	750	556
Discover Financial Services
6.125%, H15T5Y + 5.783%(A)(I)	500	480
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(I)	500	455
Goldman Sachs Group
5.500%, H15T5Y + 3.623%(A)(I)	1,000	979
4.125%, H15T5Y + 2.949%(A)(I)	2,500	2,100
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(I)	1,500	1,342
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(I)	600	546
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,223
ING Groep
6.500%, USSW5 + 4.446%(A)(I)	3,500	3,305
5.750%, H15T5Y + 4.342%(A)(I)	1,000	891
JPMorgan Chase
6.750%, TSFR3M + 4.042%(A)(I)	6,900	6,900
3.650%, H15T5Y + 2.850%(A)(I)	2,800	2,474
KeyCorp
5.000%, TSFR3M + 3.868%(A)(I)	3,000	2,326
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(I)	4,800	4,345
M&T Bank
5.125%, US0003M + 3.520%(A)(I)	500	414
5.000%, H15T5Y + 3.174%(A)(I)	3,300	2,819
3.500%, H15T5Y + 2.679%(A)(I)	2,000	1,422
MetLife
3.850%, H15T5Y + 3.576%(A)(I)	3,800	3,504
Nordea Bank Abp MTN
6.125%, USSW5 + 3.388%(A)(C)(I)	2,500	2,392
Northern Trust
4.600%, TSFR3M + 3.464%(A)(I)	500	442
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	2,100	1,858
6.000%, H15T5Y + 3.000%(A)(I)	3,400	3,057
3.400%, H15T5Y + 2.595%(A)(I)	1,000	765
Reagan Ranch Development LLC
8.500%, 09/01/2031	5,000	3,877
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(I)	200	195

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Societe Generale
8.000%, USISDA05 + 5.873%(A)(C)(I)	$1,800	$1,769
7.375%, USSW5 + 4.302%(A)(C)(I)	700	700
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(I)	4,000	3,820
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,801	5,566
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,020
Truist Financial
4.800%, H15T5Y + 3.003%(A)(I)	10,400	9,209
UBS Group
4.375%, H15T5Y + 3.313%(A)(C)(I)	6,000	4,428
UBS Group Funding Switzerland
7.000%, USSW5 + 4.344%(A)(C)(I)	600	595
US Bancorp
3.700%, H15T5Y + 2.541%(A)(I)	7,200	5,424
Voya Financial
6.125%, H15T5Y + 3.358%(A)(I)	1,700	1,680
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(I)	2,200	1,950

		176,959

Health Care — 1.1%
Cincinnati Senior Care
12.000%, 12/31/2023 (C)	100	100
CommonSpirit Health
4.187%, 10/01/2049	4,300	3,413
Cottage Health Obligated Group
3.304%, 11/01/2049	1,500	1,065
Providence St. Joseph Health Obligated Group
5.403%, 10/01/2033	1,600	1,578
Toledo Hospital
5.325%, 11/15/2028	2,500	1,999
4.982%, 11/15/2045	1,000	603
Tower Health
4.451%, 02/01/2050	5,540	2,632

		11,390

Utilities — 1.4%
Dominion Energy
4.650%, H15T5Y + 2.993%(A)(I)	9,000	8,190
4.350%, H15T5Y + 3.195%(A)(I)	800	676
Duke Energy
4.875%, H15T5Y + 3.388%(A)(I)	6,100	5,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas & Electric
3.400%, 08/15/2024	$100	$97

		14,909

Total Corporate Obligations
(Cost $229,305) ($ Thousands)		203,258

	Shares
PREFERRED STOCK — 4.7%
Communication Services — 0.2%
AT&T
4.750%(I)	137,000	2,655

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,395

Financials — 4.2%
Allstate
7.375%(I)	10,000	264
4.750%(I)	23,980	457
Arch Capital Group
5.450%(I)	13,693	294
Capital One Financial
5.000%(I)	71,700	1,357
Citigroup (A)
6.875%, TSFR3M + 4.392%(A)(I)	81,983	2,060
Equitable Holdings
5.250%(I)	25,000	498
4.300%(I)	25,209	391
Fifth Third Bancorp (A)
6.625%, TSFR3M + 3.972%(A)(I)	77,237	1,960
Fulton Financial
5.125%(I)	7,113	115
Goldman Sachs Group (A)
9.267%, TSFR3M + 3.902%(A)(I)	215,776	5,431
6.297%, TSFR3M + 0.932%(A)(I)	30,599	637
KeyCorp (A)
6.125%, TSFR3M + 4.154%(A)(I)	4,000	85
M&T Bank (A)
5.625%, US0003M + 4.020%(A)(I)	12,841	287
MetLife
5.625%(I)	21,291	508
4.750%(I)	191,891	3,866
Morgan Stanley (A)
7.125%, US0003M + 4.320%(A)(I)	92,703	2,343
6.875%, US0003M + 3.940%(A)(I)	53,657	1,356
6.270%, TSFR3M + 0.962%(A)(I)	161,113	3,451
NY Community Bancorp (A)
6.375%, US0003M + 3.821%(A)(I)	110,000	2,523

SEI Tax Exempt Trust

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Regions Financial
6.375%, US0003M + 3.536%(A)(I)	2,600	$63
5.700%, US0003M + 3.148%(A)(I)	16,000	327
4.450%(I)	49,094	832
RenaissanceRe Holdings
4.200%(I)	40,000	661
State Street (A)
5.900%, TSFR3M + 3.370%(A)(I)	126,855	3,168
Stifel Financial
4.500%(I)	44,000	714
US Bancorp (A)
6.590%, TSFR3M + 1.282%(A)(I)	500	382
6.170%, TSFR3M + 0.862%(A)(I)	10,051	190
Voya Financial (A)
5.350%, H15T5Y + 3.210%(A)(I)	105,000	2,478
Webster Financial
6.500%(I)	36,337	799
5.250%(I)	42,731	790
Wells Fargo (A)
7.500%*(I)	1,018	1,175
6.625%, US0003M + 3.690%(A)(I)	50,433	1,266
5.850%, US0003M + 3.090%(A)(I)	120,000	2,993
5.625%(I)	5,000	115

		43,836

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	219
Entergy Texas
5.375%(I)	39,700	939
NSTAR Electric
4.780%(I)	10,708	910

		2,068

Total Preferred Stock
(Cost $53,614) ($ Thousands)		49,954

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 3.1%
United States Treasury Bill	€–
5.320%, 10/10/2023	$2,400	2,386
5.296%, 10/12/2023 (K)	2,600	2,584
5.292%, 09/26/2023 (K)	19,300	19,229
5.287%, 10/05/2023 (K)	2,500	2,488
5.206%, 09/28/2023 (K)	5,700	5,678

Total U.S. Treasury Obligations
(Cost $32,366) ($ Thousands)		32,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITY — 0.4%
Agency Mortgage-Backed Obligation — 0.4%
FHLMC
3.850%, 07/01/2039	$4,214	$3,730

Total Mortgage-Backed Security

(Cost $3,849) ($ Thousands)		3,730

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	3,340,455	3,340

Total Cash Equivalent
(Cost $3,340) ($ Thousands)		3,340

Total Investments in Securities — 99.6%
(Cost $1,136,183) ($ Thousands)		$1,051,963

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2023

Tax-Advantaged Income Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. Ultra Long Treasury Bond	(14)	Dec-2023	$(1,790)	$(1,813)	$(23)

For the year ended August 31, 2023, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,055,799 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $241,443 ($ Thousands), representing 22.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	759,316	–	759,316
Corporate Obligations	–	197,351	5,907	203,258
Preferred Stock	49,954	–	–	49,954
U.S. Treasury Obligations	–	32,365	–	32,365
Mortgage-Backed Security	–	3,730	–	3,730
Cash Equivalent	3,340	–	–	3,340
Total Investments in Securities	53,294	992,762	5,907	1,051,963

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(23)	–	–	(23)
Total Other Financial Instruments	(23)	–	–	(23)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$685	$57,294	$(54,639)	$—	$—	$3,340	$172	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

August 31, 2023

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assesment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2023

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,625,632		$984,233
Affiliated investment, at value ††	1,037		—
Cash and cash equivalents	9,573		1,930
Dividends and interest receivable	18,949		9,071
Receivable for fund shares sold	146		193
Receivable for investment securities sold	—		—
Cash pledged as collateral for futures contracts	—		—
Due from Broker	—		—
Prepaid expenses	60		36
Total Assets	1,655,397		995,463
Liabilities:
Payable for investment securities purchased	8,878		21,149
Payable for fund shares redeemed	1,684		1,219
Income distribution payable	529		298
Shareholder servicing fees payable	308		197
Investment advisory fees payable	270		165
Administration fees payable	208		177
Chief Compliance Officer fees payable	11		7
Trustees' fees payable	1		—
Due to Broker	—		602
Variation margin payable on financial derivative instruments	—		—
Accrued expense payable	155		88
Total Liabilities	12,044		23,902
Net Assets	$1,643,353		$971,561
† Cost of investments	$1,697,316		$1,005,117
†† Cost of affiliated investment	1,037		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,750,020		$999,769
Total distributable loss	(106,667)		(28,208)
Net Assets	$1,643,353		$971,561
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.84		$9.83
	($1,443,612,475 ÷ 133,161,484 shares	)	($918,843,788 ÷ 93,513,005 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.85		$9.82
	($199,740,579 ÷ 18,412,639 shares	)	($52,717,664 ÷ 5,367,420 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$248,114		$60,107		$92,510		$111,088		$141,286		$1,048,623
361		2,115		451		284		258		3,340
—		—		—		—		—		4,358
2,992		620		864		1,329		1,900		11,759
3		3		1		15		55		191
—		—		—		—		353		2,495
—		—		—		—		—		84
—		—		—		—		—		100
9		2		3		4		5		38
251,479		62,847		93,829		112,720		143,857		1,070,988

—		1,159		—		—		765		12,032
216		10		24		53		174		1,551
54		13		17		22		28		795
30		8		12		13		18		180
52		14		18		22		33		330
37		9		14		17		21		185
2		—		1		1		1		7
—		—		—		—		—		—
—		—		—		—		—		—
—		—		—		—		—		8
22		7		10		12		14		101
413		1,220		96		140		1,054		15,189
$251,066		$61,627		$93,733		$112,580		$142,803		$1,055,799
$264,134		$63,350		$96,987		$116,118		$148,288		$1,132,843
361		2,115		451		284		258		3,340

$268,632		$65,415		$98,666		$118,014		$150,243		$1,175,607
(17,566)		(3,788)		(4,933)		(5,434)		(7,440)		(119,808)
$251,066		$61,627		$93,733		$112,580		$142,803		$1,055,799
$9.99		$9.91		$9.78		$10.02		$10.14		$8.94
($229,827,371 ÷ 23,001,717 shares	)	($61,289,804 ÷ 6,181,688 shares	)	($92,986,918 ÷ 9,512,322 shares	)	($102,988,895 ÷ 10,278,712 shares	)	($142,566,535 ÷ 14,065,954 shares	)	($849,722,681 ÷ 95,039,417 shares	)
$10.00		$9.90		$9.77		$10.00		$10.13		$8.93
($21,238,326 ÷ 2,124,712 shares	)	($337,133 ÷ 34,071 shares	)	($746,324 ÷ 76,356 shares	)	($9,591,402 ÷ 958,737 shares	)	($236,485 ÷ 23,340 shares	)	($206,076,749 ÷ 23,070,004 shares	)

SEI Tax Exempt Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2023

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$55,700	$26,228
Dividend income	—	—
Income from Affiliated Investments	173	—
Total Investment Income	55,873	26,228
Expenses:
Investment advisory fees	5,702	3,490
Shareholder servicing fees - Class F	3,848	2,492
Administration fees	3,404	2,115
Trustees' fees	44	27
Chief Compliance Officer fees	20	12
Professional fees	132	80
Pricing fees	122	64
Registration fees	110	66
Printing fees	105	66
Custodian/Wire Agent fees	49	30
Other expenses	34	21
Total Expenses	13,570	8,463
Less, waiver of:
Investment advisory fees	(2,379)	(1,400)
Administration fees	(734)	(526)
Shareholder servicing fees - Class F	—	—
Net Expenses	10,457	6,537
Net Investment Income	45,416	19,691
Net Realized Gain/(Loss) on:
Investments	(17,744)	(3,621)
Futures contracts	—	—
Net Realized Gain/(Loss)	(17,744)	(3,621)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(12,870)	3,206
Futures contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation)	(12,870)	3,206
Net Realized and Unrealized Gain (Loss)	(30,614)	(415)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$14,802	$19,276

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$5,836	$1,312	$2,419	$2,743	$3,544	$57,788
—	—	—	—	—	3,601
63	32	89	94	46	172
5,899	1,344	2,508	2,837	3,590	61,561

886	217	330	411	527	5,401
609	163	248	284	375	2,227
537	131	200	249	301	3,241
7	2	3	3	4	27
3	1	1	2	2	13
20	5	8	9	11	83
20	8	10	11	17	78
17	4	6	8	9	68
17	4	6	8	9	67
8	2	3	4	4	31
5	1	2	3	3	22
2,129	538	817	992	1,262	11,258

(246)	(46)	(100)	(125)	(123)	(1,444)
(59)	(13)	(18)	(19)	(38)	(950)
(244)	(65)	(99)	(113)	(150)	(18)
1,580	414	600	735	951	8,846
4,319	930	1,908	2,102	2,639	52,715

(1,559)	(525)	(454)	(404)	(372)	(32,436)
—	—	—	—	—	183
(1,559)	(525)	(454)	(404)	(372)	(32,253)

(1,254)	116	(75)	288	(1,544)	(24,686)
—	—	—	—	—	(23)
(1,254)	116	(75)	288	(1,544)	(24,709)
(2,813)	(409)	(529)	(116)	(1,916)	(56,962)
$1,506	$521	$1,379	$1,986	$723	$(4,247)

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022
Operations:
Net investment income	$45,416	$46,467	$19,691	$8,150
Net realized gain/(loss)	(17,744)	(17,307)	(3,621)	(554)
Net change in unrealized appreciation/(depreciation)	(12,870)	(216,295)	3,206	(36,711)
Net Increase/(Decrease) in Net Assets Resulting from Operations	14,802	(187,135)	19,276	(29,115)
Distributions:
Class F	(39,476)	(46,976)	(18,360)	(7,508)
Class Y	(5,314)	(5,061)	(1,264)	(581)
Total Distributions	(44,790)	(52,037)	(19,624)	(8,089)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	280,229	328,125	183,140	243,219
Reinvestment of dividends & distributions	34,743	41,207	15,531	6,392
Cost of shares redeemed	(600,326)	(430,205)	(374,156)	(308,563)
Net Decrease from Class F Transactions	(285,354)	(60,873)	(175,485)	(58,952)
Class Y:
Proceeds from shares issued	112,607	39,163	37,480	23,801
Reinvestment of dividends & distributions	4,122	4,578	1,105	494
Cost of shares redeemed	(87,417)	(37,303)	(49,177)	(21,951)
Net Increase/(Decrease) from Class Y Transactions	29,312	6,438	(10,592)	2,344
Net Decrease in Net Assets from Capital Share Transactions	(256,042)	(54,435)	(186,077)	(56,608)
Net Decrease in Net Assets	(286,030)	(293,607)	(186,425)	(93,812)
Net Assets:
Beginning of year	1,929,383	2,222,990	1,157,986	1,251,798
End of year	$1,643,353	$1,929,383	$971,561	$1,157,986

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022

$4,319	$4,871	$930	$980	$1,908	$1,917	$2,102	$2,356
(1,559)	608	(525)	(20)	(454)	29	(404)	151
(1,254)	(32,813)	116	(7,631)	(75)	(10,354)	288	(13,855)
1,506	(27,334)	521	(6,671)	1,379	(8,408)	1,986	(11,348)

(4,433)	(5,174)	(923)	(1,336)	(1,912)	(1,897)	(2,040)	(3,457)
(467)	(580)	(7)	(16)	(17)	(19)	(212)	(541)
(4,900)	(5,754)	(930)	(1,352)	(1,929)	(1,916)	(2,252)	(3,998)

28,330	45,666	4,922	8,616	26,480	16,566	40,298	26,088
3,840	4,520	779	1,132	1,700	1,695	1,764	2,938
(66,424)	(81,730)	(16,950)	(12,863)	(43,020)	(21,406)	(61,821)	(40,827)
(34,254)	(31,544)	(11,249)	(3,115)	(14,840)	(3,145)	(19,759)	(11,801)

3,281	14,956	—	125	152	94	4,126	2,648
390	543	1	10	15	18	185	389
(17,965)	(6,491)	(532)	(25)	(459)	(40)	(12,943)	(3,389)
(14,294)	9,008	(531)	110	(292)	72	(8,632)	(352)
(48,548)	(22,536)	(11,780)	(3,005)	(15,132)	(3,073)	(28,391)	(12,153)
(51,942)	(55,624)	(12,189)	(11,028)	(15,682)	(13,397)	(28,657)	(27,499)

303,008	358,632	73,816	84,844	109,415	122,812	141,237	168,736
$251,066	$303,008	$61,627	$73,816	$93,733	$109,415	$112,580	$141,237

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022	9/1/2022 to 8/31/2023	9/1/2021 to 8/31/2022
Operations:
Net investment income	$2,639	$2,735	$52,715	$49,244
Net realized (loss)	(372)	(67)	(32,253)	(5,553)
Net change in unrealized (depreciation)	(1,544)	(16,825)	(24,709)	(183,210)
Net Increase/(Decrease) in Net Assets Resulting from Operations	723	(14,157)	(4,247)	(139,519)
Distributions:
Class F	(2,629)	(2,965)	(40,240)	(49,662)
Class Y	(11)	(16)	(9,042)	(8,714)
Total Distributions	(2,640)	(2,981)	(49,282)	(58,376)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	18,060	21,336	145,468	173,736
Reinvestment of dividends & distributions	2,312	2,641	34,102	42,526
Cost of shares redeemed	(41,172)	(22,114)	(292,351)	(229,320)
Net Increase/(Decrease) from Class F Transactions	(20,800)	1,863	(112,781)	(13,058)
Class Y:
Proceeds from shares issued	—	11	104,702	43,118
Reinvestment of dividends & distributions	11	16	6,741	7,402
Cost of shares redeemed	(634)	(25)	(67,242)	(36,174)
Net Increase/(Decrease) from Class Y Transactions	(623)	2	44,201	14,346
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(21,423)	1,865	(68,580)	1,288
Net Decrease in Net Assets	(23,340)	(15,273)	(122,109)	(196,607)
Net Assets:
Beginning of year	166,143	181,416	1,177,908	1,374,515
End of year	$142,803	$166,143	$1,055,799	$1,177,908

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2023	$11.00	$0.28	$(0.16)	$0.12	$(0.28)	$—	$(0.28)	$10.84	1.11%	$1,443,612	0.63%	0.81%	2.60%	18%
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63	0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63	0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63	0.80	2.44	17
Class Y
2023	$11.01	$0.31	$(0.16)	$0.15	$(0.31)	$—	$(0.31)	$10.85	1.37%	$199,741	0.38%	0.56%	2.85%	18%
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38	0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38	0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38	0.55	2.67	17
Short Duration Municipal Fund
Class F
2023	$9.83	$0.18	$—	$0.18	$(0.18)	$—	$(0.18)	$9.83	1.87%	$918,844	0.63%	0.81%	1.85%	40%
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63	0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63	0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63	0.81	1.33	53
Class Y
2023	$9.82	$0.21	$—	$0.21	$(0.21)	$—	$(0.21)	$9.82	2.12%	$52,717	0.38%	0.56%	2.10%	40%
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38	0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38	0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38	0.56	1.58	53
California Municipal Bond Fund
Class F
2023	$10.10	$0.16	$(0.09)	$0.07	$(0.16)	$(0.02)	$(0.18)	$9.99	0.73%	$229,828	0.60%	0.82%	1.60%	11%
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60	0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60	0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60	0.81	1.73	16
Class Y
2023	$10.09	$0.17	$(0.07)	$0.10	$(0.17)	$(0.02)	$(0.19)	$10.00	1.00%	$21,238	0.45%	0.57%	1.75%	11%
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45	0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45	0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45	0.56	1.88	16
Massachusetts Municipal Bond Fund
Class F
2023	$9.96	$0.14	$(0.05)	$0.09	$(0.14)	$—	$(0.14)	$9.91	0.92%	$61,290	0.63%	0.82%	1.40%	14%
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63	0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63	0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63	0.81	1.64	15
Class Y
2023	$9.94	$0.15	$(0.03)	$0.12	$(0.16)	$—	$(0.16)	$9.90	1.17%	$337	0.48%	0.57%	1.55%	14%
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48	0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48	0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48	0.56	1.79	15

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2023	$9.84	$0.19	$(0.06)	$0.13	$(0.19)	$—	$(0.19)	$9.78	1.33%	$92,987	0.60%	0.82%	1.90%	19%
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60	0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60	0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60	0.81	1.99	16
Class Y
2023	$9.84	$0.20	$(0.07)	$0.13	$(0.20)	$—	$(0.20)	$9.77	1.38%	$746	0.45%	0.57%	2.05%	19%
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45	0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45	0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45	0.56	2.13	16
New York Municipal Bond Fund
Class F
2023	$10.07	$0.17	$(0.04)	$0.13	$(0.17)	$(0.01)	$(0.18)	$10.02	1.31%	$102,989	0.60%	0.82%	1.67%	23%
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60	0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60	0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60	0.81	1.76	11
Class Y
2023	$10.05	$0.18	$(0.04)	$0.14	$(0.18)	$(0.01)	$(0.19)	$10.00	1.46%	$9,591	0.45%	0.57%	1.82%	23%
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45	0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45	0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45	0.56	1.91	11
Pennsylvania Municipal Bond Fund
Class F
2023	$10.25	$0.18	$(0.11)	$0.07	$(0.18)	$—	$(0.18)	$10.14	0.68%	$142,567	0.63%	0.84%	1.75%	7%
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63	0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63	0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63	0.83	1.86	14
Class Y
2023	$10.25	$0.19	$(0.12)	$0.07	$(0.19)	$—	$(0.19)	$10.13	0.73%	$236	0.48%	0.59%	1.90%	7%
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48	0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48	0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48	0.58	2.01	14
Tax-Advantaged Income Fund
Class F
2023	$9.36	$0.44	$(0.45)	$(0.01)	$(0.41)	$—	$(0.41)	$8.94	(0.07)%	$849,722	0.86%	1.08%	4.84%	27%
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86	1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86	1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86	1.08	4.24	40
Class Y
2023	$9.35	$0.46	$(0.45)	$0.01	$(0.43)	$—	$(0.43)	$8.93	0.18%	$206,077	0.61%	0.83%	5.09%	27%
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61	0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61	0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61	0.83	4.49	40

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the

Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds,

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023

which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

SEI Tax Exempt Trust

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2023, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of August 31, 2023, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023

Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The Tax-Advantaged Income Fund utilized futures to manage its interest rate risk and therefore has interest rate risk exposure.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of August 31, 2023, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC

Investment Sub-Adviser
Western Asset Management Company, LLC
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023

Investment Sub-Adviser
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2023, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of August 31, 2023 and for the year then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2023, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$299,335	$299,335
Sales	—	533,233	533,233
Short Duration Municipal Fund
Purchases	—	350,956	350,956
Sales	—	401,887	401,887
California Municipal Bond Fund
Purchases	—	27,931	27,931
Sales	—	69,048	69,048
Massachusetts Municipal Bond Fund
Purchases	—	9,363	9,363
Sales	—	20,401	20,401
New Jersey Municipal Bond Fund
Purchases	—	18,139	18,139
Sales	—	29,791	29,791
New York Municipal Bond Fund
Purchases	—	28,274	28,274
Sales	—	53,762	53,762
Pennsylvania Municipal Bond Fund
Purchases	—	10,886	10,886
Sales	—	26,828	26,828
Tax-Advantaged Income Fund
Purchases	—	259,453	259,453
Sales	—	351,323	351,323

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2023, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

SEI Tax Exempt Trust

charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of August 31, 2023.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2023	$44,549	$241	$—	$44,790
	2022	46,159	1,740	4,138	52,037
Short Duration Municipal Fund	2023	19,576	48	—	19,624
	2022	8,021	68	—	8,089
California Municipal Bond Fund	2023	4,272	54	574	4,900
	2022	4,869	6	879	5,754
Massachusetts Municipal Bond Fund	2023	903	27	—	930
	2022	978	2	372	1,352
New Jersey Municipal Bond Fund	2023	1,831	77	21	1,929
	2022	1,908	8	—	1,916
New York Municipal Bond Fund	2023	2,019	82	151	2,252
	2022	2,352	99	1,547	3,998
Pennsylvania Municipal Bond Fund	2023	2,601	39	—	2,640
	2022	2,731	3	247	2,981
Tax-Advantaged Income Fund	2023	31,178	18,104	—	49,282
	2022	30,155	21,327	6,894	58,376

As of August 31, 2023 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,805	$—	$—	$(23,104)	$(12,005)	$(71,544)	$(3,819)	$(106,667)
Short Duration Municipal Fund	1,911	—	—	(4,608)	(2,782)	(20,817)	(1,912)	(28,208)
California Municipal Bond Fund	394	—	—	(317)	(1,247)	(16,020)	(376)	(17,566)
Massachusetts Municipal Bond Fund	80	—	—	(283)	(262)	(3,243)	(80)	(3,788)
New Jersey Municipal Bond Fund	159	—	—	(26)	(428)	(4,477)	(161)	(4,933)
New York Municipal Bond Fund	171	—	—	(67)	(337)	(5,030)	(171)	(5,434)
Pennsylvania Municipal Bond Fund	222	—	—	(251)	(187)	(7,002)	(222)	(7,440)
Tax-Advantaged Income Fund	6,108	—	—	(13,118)	(24,120)	(84,419)	(4,259)	(119,808)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through August 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/23 ($ Thousands)
Intermediate-Term Municipal Fund	$16,062	$7,042	$23,104
Short Duration Municipal Fund	883	3,725	4,608

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/23 ($ Thousands)
California Municipal Bond Fund	–	317	317
Massachusetts Municipal Bond Fund	–	283	283

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/23 ($ Thousands)
New Jersey Municipal Bond Fund	–	26	26
New York Municipal Bond Fund	–	67	67
Pennsylvania Municipal Bond Fund	–	251	251
Tax-Advantaged Income Fund	10,556	2,562	13,118

At August 31, 2023, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,698,213	$8,675	$(80,219)	$(71,544)
Short Duration Municipal Fund	1,005,050	582	(21,399)	(20,817)
California Municipal Bond Fund	264,495	46	(16,066)	(16,020)
Massachusetts Municipal Bond Fund	65,465	243	(3,486)	(3,243)
New Jersey Municipal Bond Fund	97,438	46	(4,523)	(4,477)
New York Municipal Bond Fund	116,402	87	(5,117)	(5,030)
Pennsylvania Municipal Bond Fund	148,546	123	(7,125)	(7,002)
Tax-Advantaged Income Fund	1,136,382	25,661	(110,080)	(84,419)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer

SEI Tax Exempt Trust

market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these

Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2023

be called due to falling interest rates or non-economical circumstances.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

SEI Tax Exempt Trust

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022
Shares Issued and Redeemed:
Class F:
Shares Issued	25,631	28,125	18,645	24,403	2,822	4,340
Shares Issued in Lieu of Dividends and Distributions	3,194	3,547	1,582	643	383	427
Redeemed	(55,224)	(37,640)	(38,127)	(31,041)	(6,646)	(7,894)
Total Class F Transactions	(26,399)	(5,968)	(17,900)	(5,995)	(3,441)	(3,127)
Class Y:
Shares Issued	10,260	3,335	3,835	2,383	327	1,476
Shares Issued in Lieu of Dividends and Distributions	379	394	113	50	39	51
Redeemed	(8,060)	(3,281)	(5,014)	(2,206)	(1,803)	(631)
Total Class Y Transactions	2,579	448	(1,066)	227	(1,437)	896
(Decrease) in Share Transactions	(23,820)	(5,520)	(18,966)	(5,768)	(4,878)	(2,231)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022
Shares Issued and Redeemed:
Class F:
Shares Issued	492	821	2,687	1,620	3,993	2,512
Shares Issued in Lieu of Dividends and Distributions	78	108	173	166	175	277
Redeemed	(1,710)	(1,254)	(4,363)	(2,111)	(6,086)	(3,957)
Total Class F Transactions	(1,140)	(325)	(1,503)	(325)	(1,918)	(1,168)
Class Y:
Shares Issued	—	12	15	9	410	246
Shares Issued in Lieu of Dividends and Distributions	—	1	1	1	19	37
Redeemed	(55)	(3)	(47)	(3)	(1,301)	(331)
Total Class Y Transactions	(55)	10	(31)	7	(872)	(48)
(Decrease) in Share Transactions	(1,195)	(315)	(1,534)	(318)	(2,790)	(1,216)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022	09/01/2022 to 08/31/2023	09/01/2021 to 08/31/2022
Shares Issued and Redeemed:
Class F:
Shares Issued	1,762	1,977	16,043	17,125
Shares Issued in Lieu of Dividends and Distributions	227	247	3,785	4,198
Redeemed	(4,044)	(2,087)	(32,360)	(23,170)
Total Class F Transactions	(2,055)	137	(12,532)	(1,847)
Class Y:
Shares Issued	—	1	11,510	4,283
Shares Issued in Lieu of Dividends and Distributions	—	2	749	734
Redeemed	(62)	(2)	(7,493)	(3,768)
Total Class Y Transactions	(62)	1	4,766	1,249
Increase (Decrease) in Share Transactions	(2,117)	138	(7,766)	(598)

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2023

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2023, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	95.27%
Class Y	86.44%
Short Duration Municipal Fund
Class F	96.39%
Class Y	71.11%
California Municipal Bond Fund
Class F	95.63%
Class Y	98.08%
Massachusetts Municipal Bond Fund
Class F	97.36%
Class Y	94.56%
New Jersey Municipal Bond Fund
Class F	97.45%
Class Y	29.55%
New York Municipal Bond Fund
Class F	94.87%
Class Y	92.89%
Pennsylvania Municipal Bond Fund
Class F	94.44%
Class Y	43.66%
Tax-Advantaged Income Fund
Class F	95.67%
Class Y	94.17%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2023.

SEI Tax Exempt Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Tax Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantaged Income Fund (collectively, the Funds), including the schedules of investments, as of August 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

October 27, 2023

SEI Tax Exempt Trust

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of August 31, 2023.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of positions in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5794.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 77 yrs. old	Chairman of the Board of Trustees*	since 1989	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	97

President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust from 1989 to 2016. President, Chief Executive Officer and Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of The KP Funds from 2013 to 2020. Vice Chairman of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Vice Chairman of Winton Series Trust from 2014 to 2017. Vice Chairman of The Advisors' Inner Circle Fund III and Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Vice Chairman of Gallery Trust from 2015 to 2018. Vice Chairman of Schroder Series Trust and Schroder Global Series Trust from 2017 to 2018. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. President, Chief Executive Officer and Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

William M. Doran One Freedom Valley Drive Oaks, PA 19456 83 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003). Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	97

Director of SEI Investments since 1985; Secretary of SEI Investments since 1978. Director of SEI Investments Distribution Co. since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of Winton Series Trust from 2014 to 2017. Trustee of The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II from 1991 to 2018. Trustee of Bishop Street Funds from 2006 to 2018. Trustee of The KP Funds from 2013 to 2018. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of Schroder Series Trust and Schroder Global Series Trust from 2017 to 2021. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

*

Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Catholic Values Trust, New Covenant Funds and SEI Exchange Traded Funds.

SEI Tax Exempt Trust

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee
TRUSTEES
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital (strategic fundraising firm) since 2008. Managing Director, Cue Capital (strategic fundraising firm) from March 2002-March 2008.	97

Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of SEI Structured Credit Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

James M. Williams One Freedom Valley Drive Oaks, PA 19456 75 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999.	97

Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2004 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 80 yrs. old	Trustee	since 2008	Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998- August 2005.	97

Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron’s Inc., 2012-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the boards of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Trustee of SEI Insurance Products Trust from 2013 to 2020. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Susan C. Cote One Freedom Valley Drive Oaks, PA 19456 68 years old	Trustee	since 2016	Retired since July 2015. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation from 2012 to 2017. Member of the Ernst & Young LLP Retirement Investment Committee, 2009-2015. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Prudential, 1983-1997.	97

Trustee of SEI Insurance Products Trust from 2015 to 2020. Trustee/Director of SEI Structured Credit Fund, LP, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, New Covenant Funds, Adviser Managed Trust, SEI Catholic Values Trust and SEI Exchange Traded Funds.

James B. Taylor One Freedom Valley Drive Oaks, PA 19456 72 years old	Trustee	since 2018	Retired since December 2017. Chief Investment Officer at Georgia Tech Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee of Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer for Southern Benefits Conference from 1998 to 2000.	97

Trustee of SEI Insurance Products Trust from 2018 to 2020. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Christine Reynolds One Freedom Valley Drive Oaks, PA 19456 64 years old	Trustee	since 2019	Retired since December 2016. Executive Vice President, Fidelity Investments from 2014-2016. President, Fidelity Pricing and Cash Management Services and Chief Financial Officer of Fidelity Funds from 2008-2014. Chief Operating Officer, Fidelity Pricing and Cash Management Services from 2007-2008. President and Treasurer, Fidelity Funds from 2004-2007. Anti-Money Laundering Officer, Fidelity Funds in 2004. Executive Vice President, Fidelity Funds from 2002-2004. Audit Partner, PricewaterhouseCoopers from 1992-2002.	97

Trustee of SEI Insurance Products Trust from 2019 to 2020. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds.

Thomas Melendez One Freedom Valley Drive Oaks, PA 19456 63 years old	Trustee	since 2021	Retired since 2019. Investment Officer and Institutional Equity Portfolio Manager at MFS Investment Management from 2002 to 2019. Director of Emerging Markets Group, General Manager of Operations in Argentina and Portfolio Manager for Latin America at Schroders Investment Management from 1994 to 2002.	91

Trustee of Boston Children’s Hospital, The Partnership Inc. and Brae Burn Country Club (non-profit organizations). Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Exchange Traded Funds and Adviser Managed Trust. Independent Consultant of New Covenant Funds and SEI Catholic Values Trust.

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Catholic Values Trust, New Covenant Funds and SEI Exchange Traded Funds.

SEI Tax Exempt Trust

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 77 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Glenn R. Kurdziel One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Controller and Chief Financial Officer	since 2023

Controller and Chief Financial Officer of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds since August 2023. Assistant Controller of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust from 2017 to 2023. Assistant Controller of SEI Exchange Traded Funds from 2022 to 2023. Senior Manager, Funds Accounting, SEI Investments Global Funds Services from 2005-2023.

				N/A	N/A
Stephen Panner One Freedom Valley Drive Oaks, PA 19456 53 yrs. old	Chief Compliance Officer	since 2022

Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund, L.P., The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

				N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 55 yrs. old	Vice President and Secretary	since 2002

Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

				N/A	N/A
David F. McCann One Freedom Valley Drive, Oaks, PA 19456 47 yrs. old	Vice President and Assistant Secretary	since 2009

General Counsel and Secretary of SEI Institutional Transfer Agent, Inc. since 2020. Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. from 2009-2020. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005 - October 2008.

				N/A	N/A
Katherine Mason One Freedom Valley Drive Oaks, PA 19456 43 yrs. Old	Vice President and Assistant Secretary	since 2022	Consulting Attorney, Hirtle, Callaghan & Co. from October 2021 – June 2022. Attorney, Stradley Ronon Stevens & Young from September 2007 – July 2012.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive, Oaks, PA 19456 55 yrs. old	Vice President	since 2012	Director of Global Investment Product Management since January 2004.	N/A	N/A
Donald Duncan One Freedom Valley Drive Oaks, PA 19456 59 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2023

Anti-Money Laundering Compliance Officer and Privacy Officer of SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds since 2023. Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

				N/A	N/A

1

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

SEI Tax Exempt Trust

2

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Catholic Values Trust, New Covenant Funds and SEI Exchange Traded Funds.

SEI Tax Exempt Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2023

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2023 to August 31, 2023).

The following table illustrates your Fund’s costs in two ways:

●    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,008.50	0.63%	$3.19
Class Y	1,000.00	1,010.70	0.38	1.93
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,023.29	0.38	1.94
Short Duration Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,013.50	0.63%	$3.20
Class Y	1,000.00	1,014.80	0.38	1.93
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,023.29	0.38	1.94
California Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,004.10	0.60%	$3.03
Class Y	1,000.00	1,005.90	0.45	2.28
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,004.30	0.63%	$3.18
Class Y	1,000.00	1,006.00	0.48	2.43
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,022.79	0.48	2.45
New Jersey Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,006.90	0.60%	$3.04
Class Y	1,000.00	1,006.60	0.45	2.28
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29
New York Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,005.60	0.60%	$3.03
Class Y	1,000.00	1,005.30	0.45	2.27
Hypothetical 5% Return
Class F	$1,000.00	$1,022.18	0.60%	$3.06
Class Y	1,000.00	1,022.94	0.45	2.29

SEI Tax Exempt Trust

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,005.90	0.63%	$3.19
Class Y	1,000.00	1,005.70	0.48	2.43
Hypothetical 5% Return
Class F	$1,000.00	$1,022.03	0.63%	$3.21
Class Y	1,000.00	1,022.79	0.48	2.45
Tax-Advantaged Income Fund
Actual Fund Return
Class F	$1,000.00	$1,003.00	0.86%	$4.34
Class Y	1,000.00	1,004.20	0.61	3.08
Hypothetical 5% Return
Class F	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 20-22, 2023 the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2022 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Tax Exempt Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Tax Exempt Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

At the March 20-22, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was renewed at a meeting of the Board held during the course of the Trust’s fiscal year on March 20-22, 2023. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Tax Exempt Trust

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Tax Exempt Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2023 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2023 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2023, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions(6)	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.53%	99.47%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.26%	99.74%	100.00%	0.00%
California Municipal Bond Fund(7)	11.62%	1.10%	87.28%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	2.93%	97.07%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	1.05%	3.95%	95.00%	100.00%	0.00%
New York Municipal Bond Fund(7)	6.60%	3.58%	89.82%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	1.47%	98.53%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	0.00%	36.64%	63.36%	100.00%	6.65%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	6.69%	1.39%	0.00%	0.00%

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2023. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2023 that is exempted from U.S. withholding tax when paid to foreign investors.

(6) “Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7) For California income tax purposes, for the fiscal year ended August 31, 2023, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 6.40%, 2.96%, 100.00%, 0.00%, 0.00%, 0.00%, 0.00% and 10.93% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Tax Exempt Trust

SEI Tax Exempt Trust / Annual Report / August 31, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-024 (8/23)

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Hubert L. Harris, Jr. Ms. Cote and Mr. Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2023			Fiscal Year 2022
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$187,035	$0	$0	$178,035	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$354,196	$0	$0	$331,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by KPMG for the fiscal years 2023 and 2022 were $354,196 and $331,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantage Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: November 8, 2023

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
Date: November 8, 2023